United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/19

Date of Reporting Period: 05/31/19

Item 1.	Reports to Stockholders

Annual Shareholder Report
May 31, 2019
Share Class | Ticker	Automated | MOTXX	Investment | MOIXX	Wealth | MOFXX
	Service | MOSXX	Cash II | MODXX	Cash Series | MFSXX
Capital | MFCXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	73.1%
Municipal Notes	21.2%
Commercial Paper	5.9%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
At May 31, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.9%
8 to 30 Days	6.1%
31 to 90 Days	13.4%
91 to 180 Days	3.9%
181 Days or more	6.9%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments
May 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.2%
		Alabama—3.8%
$3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs, (FNMA LOC), 1.550%, 6/6/2019	$3,470,000
1,235,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.530%, 6/6/2019	1,235,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 2.280%, 6/3/2019	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.590%, 6/6/2019	15,000,000
300,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 2.240%, 6/3/2019	300,000
12,665,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs, (Comerica Bank LOC), 1.500%, 6/6/2019	12,665,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs, (Comerica Bank LOC), 1.500%, 6/6/2019	10,000,000
4,650,000		Montgomery, AL IDB (Andersons ALACO Lawn, Inc.), (Series 1999) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.510%, 6/6/2019	4,650,000
9,900,000		Tuscaloosa County, AL IDA (Nucor Steel Tuscaloosa, Inc.), (1995 Series A) Weekly VRDNs, (GTD by Nucor Corp.), 1.620%, 6/5/2019	9,900,000
9,800,000		Walker County, AL Economic IDA (Alabama Power Co.), (Series 2007) Daily VRDNs, 2.280%, 6/3/2019	9,800,000
10,000,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.280%, 6/3/2019	10,000,000
8,590,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.280%, 6/3/2019	8,590,000
		TOTAL	135,610,000
		Arizona—0.3%
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.610%, 6/6/2019	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (Cooperatieve Rabobank UA LOC), 1.500%, 6/6/2019	6,750,000
		TOTAL	12,360,000
		Arkansas—0.1%
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.530%, 6/5/2019	3,830,000
		California—7.9%
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs, (City National Bank LOC), 1.500%, 6/6/2019	4,910,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.540%, 6/6/2019	$23,745,000
2,150,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs, (Comerica Bank LOC), 1.560%, 6/6/2019	2,150,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 1.500%, 6/6/2019	2,000,000
695,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs, (Comerica Bank LOC), 1.500%, 6/5/2019	695,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.530%, 6/6/2019	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.500%, 6/5/2019	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 1.530%, 6/6/2019	2,940,000
1,300,000		California Statewide Communities Development Authority IDRB (Sarich Family Living Trust), (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.480%, 6/6/2019	1,300,000
10,800,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 1.690%, 6/5/2019	10,800,000
6,500,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 1.460%, 6/6/2019	6,500,000
165,000,000		FHLMC, Tender Option Bond Trust Receipts (2019-BAML3001) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.520%, 6/6/2019	165,000,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.550%, 6/6/2019	19,500,000
5,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.560%, 6/6/2019	5,500,000
2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.560%, 6/6/2019	2,000,000
		TOTAL	280,040,000
		Colorado—1.0%
7,390,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/18/2019	7,390,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—continued
$3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 1.500%, 6/6/2019	$3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.610%, 6/6/2019	4,615,000
1,545,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.570%, 6/6/2019	1,545,000
1,690,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.660%, 6/6/2019	1,690,000
2,185,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0689) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 6/6/2019	2,185,000
1,835,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0691) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 6/6/2019	1,835,000
11,135,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/25/2019	11,135,000
		TOTAL	33,695,000
		Connecticut—0.9%
2,631,000		Berlin, CT BANs, 3.000%, 6/26/2019	2,632,508
2,480,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.480%, 6/6/2019	2,480,000
2,580,000		Connecticut State HFA, (Series 2019 B-2) Weekly VRDNs, (Bank of America N.A. LIQ), 1.450%, 6/6/2019	2,580,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs, (Bank of America N.A. LIQ), 1.510%, 6/6/2019	5,000,000
8,000,000		Connecticut State Special Transportation Fund, (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.600%, Optional Tender 10/1/2019	8,000,000
11,500,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	11,500,000
		TOTAL	32,192,508
		District of Columbia—0.1%
4,755,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	4,755,000
		Florida—12.2%
6,450,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 2.500%, 6/3/2019	6,450,000
17,800,000		Broward County, FL (Florida Power & Light Co.), (Series 2018A) Daily VRDNs, 2.350%, 6/3/2019	17,800,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$14,150,000		Broward County, FL HFA (Sanctuary Cove Apartments), (Series 2003 A) Weekly VRDNs, (FNMA LOC), 1.480%, 6/6/2019	$14,150,000
14,110,000		Citizens Property Insurance Coastal Account, (Series 2011 A-1), 5.000%, 6/1/2019	14,110,000
10,000,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 1.620%, Mandatory Tender 7/1/2019	10,000,000
12,800,000		Florida Housing Finance Corp. (Prime/Commander Drive, LLC) Weekly VRDNs, (FNMA LOC), 1.480%, 6/6/2019	12,800,000
4,960,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	4,960,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/20/2019	3,650,000
5,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.670%, Optional Tender 10/1/2019	5,000,000
11,400,000		Hillsborough County, FL HFA (Hunters Run LLC) Weekly VRDNs, (FNMA LOC), 1.480%, 6/6/2019	11,400,000
10,000,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.530%, 6/5/2019	10,000,000
32,675,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.530%, 6/5/2019	32,675,000
29,520,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.530%, 6/5/2019	29,520,000
33,930,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	33,930,000
32,010,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	32,010,000
5,700,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 1.500%, Mandatory Tender 6/4/2019	5,700,000
1,000,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 1.500%, Mandatory Tender 6/4/2019	1,000,000
10,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.830%, Mandatory Tender 6/11/2019	10,000,000
13,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), CP, 1.830%, Mandatory Tender 6/11/2019	13,000,000
1,900,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016A) Daily VRDNs, 2.500%, 6/3/2019	1,900,000
14,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 1.540%, 6/6/2019	14,000,000
11,000,000		Miami-Dade County, FL IDA (CAE USA, Inc.), (Series 2000A) Weekly VRDNs, (Royal Bank of Canada LOC), 1.480%, 6/5/2019	11,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$14,400,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 2.350%, 6/3/2019	$14,400,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.570%, 6/6/2019	10,000,000
7,650,000		Orange County, FL HFA (Marbella Pointe), (Series 2007A) Weekly VRDNs, (FHLB of San Francisco LOC), 1.480%, 6/6/2019	7,650,000
14,090,000		South Miami, FL Health Facilities Authority (Baptist Health System of South Florida), Tender Option Bond Trust Certificates (Series 2018-XF2523) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.540%, 6/6/2019	14,090,000
76,985,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 2.350%, 6/3/2019	76,985,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.900%, Mandatory Tender 7/12/2019	10,000,000
3,325,000		Volusia County, FL IDA (Management by Innovation, Inc.), (Series 2008A) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.510%, 6/6/2019	3,325,000
		TOTAL	431,505,000
		Georgia—2.1%
5,800,000		Burke County, GA Development Authority (Georgia Power Co.), (2018 1st Series) Daily VRDNs, 2.320%, 6/3/2019	5,800,000
6,640,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 2.320%, 6/3/2019	6,640,000
15,455,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.620%, Optional Tender 6/27/2019	15,455,000
27,960,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.520%, Optional Tender 6/3/2019	27,960,000
10,430,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.450%, 6/5/2019	10,430,000
6,750,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 1.480%, 6/5/2019	6,750,000
955,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs, (SunTrust Bank LOC), 1.480%, 6/5/2019	955,000
		TOTAL	73,990,000
		Hawaii—0.1%
4,600,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.870%, 6/6/2019	4,600,000
		Illinois—2.1%
6,790,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XG0219) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 6/6/2019	6,790,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$4,160,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 6/6/2019	$4,160,000
8,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 1.500%, 6/6/2019	8,000,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.560%, 6/6/2019	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.530%, 6/6/2019	6,000,000
11,490,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs, (Huntington National Bank LOC), 1.500%, 6/6/2019	11,490,000
6,625,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 1.500%, 6/6/2019	6,625,000
4,900,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs, (Nordea Bank Abp LOC), 1.540%, 6/6/2019	4,900,000
4,590,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs, (FHLB of Chicago LIQ), 1.470%, 6/6/2019	4,590,000
5,080,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs, (FHLB of Chicago LIQ), 1.500%, 6/5/2019	5,080,000
5,670,000		Lake County, IL (Countryside Landfill, Inc.), (Series 1996) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.480%, 6/6/2019	5,670,000
9,397,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.500%, 6/6/2019	9,397,000
235,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.530%, 6/6/2019	235,000
		TOTAL	73,937,000
		Indiana—1.4%
6,420,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 1.550%, 6/6/2019	6,420,000
800,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.610%, 6/6/2019	800,000
12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.490%, 6/6/2019	12,900,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	$5,000,000
6,000,000		Logansport, IN (Andersons Clymers Ethanol LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 1.510%, 6/6/2019	6,000,000
20,000,000		Whiting, IN Environmental Facilities (BP PLC), Environmental Facilities Revenue Bonds (Series 2014) FRNs, (Original Issue Yield: 0.850%), 2.170% (SIFMA 7-day +0.750%), Mandatory Tender 12/2/2019	20,001,620
		TOTAL	51,121,620
		Iowa—0.3%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	5,300,000
5,280,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.510%, 6/6/2019	5,280,000
		TOTAL	10,580,000
		Kentucky—0.7%
21,000,000		Campbell & Kenton Counties, KY Sanitation District No 1, Solar Eclipse (Series 2016-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/18/2019	21,000,000
1,785,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.530%, 6/7/2019	1,785,000
1,990,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.550%, 6/6/2019	1,990,000
320,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs, (Comerica Bank LOC), 1.910%, 6/6/2019	320,000
		TOTAL	25,095,000
		Louisiana—4.0%
15,600,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.450%, 6/5/2019	15,600,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.450%, 6/5/2019	7,000,000
5,000,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 1.500%, 6/5/2019	5,000,000
6,400,000		Calcasieu Parish, LA, IDB (HydroServe Westlake, LLC), (Series 1998) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.510%, 6/5/2019	6,400,000
4,000,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 1.600%, 6/5/2019	4,000,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.550%, 6/6/2019	4,630,000
1,400,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs, (FHLB of Dallas LOC), 1.610%, 6/6/2019	1,400,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$10,000,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.500%, 6/6/2019	$10,000,000
47,190,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.580%, 6/5/2019	47,190,000
39,175,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.600%, 6/5/2019	39,175,000
		TOTAL	140,395,000
		Maryland—0.6%
16,075,000		Maryland Community Development Administration—Residential Revenue, (2006 Series J) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 6/6/2019	16,075,000
935,000		Maryland State Economic Development Corp. (Canusa Hershman Recycling), (Series 2005A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.650%, 6/7/2019	935,000
4,965,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/25/2019	4,965,000
		TOTAL	21,975,000
		Massachusetts—1.4%
3,110,579		Dennis, MA BANs, 2.750%, 10/11/2019	3,121,640
1,000,000		Mansfield, MA BANs, 2.250%, 4/24/2020	1,002,174
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 1.800%, Mandatory Tender 6/17/2019	10,000,000
13,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), CP, (GTD by Massachusetts Electric Co.), 2.300%, Mandatory Tender 6/11/2019	13,300,000
11,155,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.550%, Mandatory Tender 7/1/2019	11,155,000
6,638,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.700%, Mandatory Tender 6/24/2019	6,638,000
3,295,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.750%, Mandatory Tender 6/17/2019	3,295,000
300,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.450%, 6/6/2019	300,000
		TOTAL	48,811,814
		Michigan—3.1%
6,000,000		BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.570%, 6/6/2019	6,000,000
5,500,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.520%, 6/6/2019	5,500,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$780,000		Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.480%, 6/5/2019	$780,000
20,000,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs, (MUFG Bank Ltd. LIQ), 1.530%, 6/5/2019	20,000,000
70,030,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.320%, 6/3/2019	70,030,000
2,270,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs, (Comerica Bank LOC), 1.720%, 6/6/2019	2,270,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.660%, 6/6/2019	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 1.500%, 6/6/2019	5,250,000
		TOTAL	111,630,000
		Minnesota—0.2%
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.560%, 6/6/2019	1,000,000
835,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs, (FHLB of Des Moines LOC), 1.560%, 6/7/2019	835,000
2,000,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.550%, 6/7/2019	2,000,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs, (FHLB of Des Moines LOC), 1.650%, 6/7/2019	975,000
1,915,000		St. Paul, MN Port Authority (National Checking Co.), IDRBs (Series 1998A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.510%, 6/6/2019	1,915,000
		TOTAL	6,725,000
		Mississippi—0.2%
5,635,000		Mississippi Home Corp. (Windsor Park Partners LP), (Series 2004-6) Weekly VRDNs, (FNMA LOC), 1.550%, 6/6/2019	5,635,000
		Missouri—0.1%
3,590,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	3,590,000
		Multi-State—12.4%
15,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0002, BAML 3a-7 Non CE (2018-BAML0002) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.490%, 6/6/2019	15,000,000
50,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0005, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.490%, 6/6/2019	50,000,000
64,565,000		Agency Enhanced Affordable Housing Trust 2019-BAML0008, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.540%, 6/6/2019	64,565,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$8,000,000		BB&T Muni Trust, (Series 2018 Class B) FRNs, (Cooperative Rabobank UA LOC), 1.970% (SIFMA 7-day +0.550%), 11/30/2019	$8,000,000
52,000,000		BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.570%, 6/6/2019	52,000,000
79,000,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.540%, 6/6/2019	79,000,000
65,700,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.570%, 6/6/2019	65,700,000
45,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.570%, 6/6/2019	45,000,000
62,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.570%, 6/6/2019	62,000,000
		TOTAL	441,265,000
		Nebraska—0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.620%, 6/5/2019	7,500,000
1,475,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.620%, 6/5/2019	1,475,000
		TOTAL	8,975,000
		Nevada—0.8%
4,300,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 B-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 1.410%, 6/5/2019	4,300,000
3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/20/2019	3,645,000
1,755,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.720%, 6/6/2019	1,755,000
16,415,000		Nevada Housing Division (Vista Creek Apartments, LLC), (Series 2007) Weekly VRDNs, (FHLB of San Francisco LOC), 1.500%, 6/6/2019	16,415,000
3,995,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/6/2019	3,995,000
		TOTAL	30,110,000
		New Hampshire—1.4%
17,390,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.720%, Mandatory Tender 6/24/2019	17,390,000
4,000,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.800%, Mandatory Tender 6/13/2019	4,000,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.800%, Mandatory Tender 6/17/2019	16,260,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Hampshire—continued
$10,000,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.840%, Mandatory Tender 8/7/2019	$10,000,000
3,300,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 2.300%, Mandatory Tender 6/11/2019	3,300,000
		TOTAL	50,950,000
		New Jersey—9.1%
6,375,675		Absecon, NJ BANs, 2.625%, 8/1/2019	6,382,196
2,500,000		Atlantic Highlands, NJ BANs, 3.000%, 3/5/2020	2,516,737
2,470,640		Barnegat Light, NJ BANs, 3.500%, 11/7/2019	2,481,133
1,641,963		Bethlehem Township, NJ BANs, 2.750%, 5/21/2020	1,653,669
2,549,000		Buena Vista Township, NJ BANs, 2.750%, 7/24/2019	2,551,003
2,640,000		Burlington, NJ BANs, 3.000%, 6/4/2019	2,640,213
5,647,750		Butler Borough, NJ BANs, 3.000%, 9/13/2019	5,663,359
8,395,000		Clinton Township, NJ BANs, 2.500%, 3/19/2020	8,431,100
2,000,000		Delaware Township, NJ BANs, 2.750%, 7/25/2019	2,002,175
5,150,000		Florence Township, NJ, (Series C) BANs, 3.000%, 7/17/2019	5,155,891
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.620%, 6/6/2019	20,940,000
5,291,024		Glassboro Borough, NJ, (Series 2018A) BANs, 2.750%, 9/5/2019	5,300,973
3,788,996		Haledon, NJ BANs, 3.250%, 11/1/2019	3,802,015
6,601,000		Hammonton, NJ BANs, 2.000%, 11/20/2019	6,608,654
5,083,000		Hawthorne, NJ BANs, 3.000%, 9/27/2019	5,096,343
8,079,000		Highland Park, NJ BANs, 2.375%, 4/14/2020	8,118,628
4,000,000		Hillsborough Township, NJ BANs, 2.750%, 3/27/2020	4,026,696
2,679,273		Hopewell Borough, NJ BANs, 3.000%, 9/18/2019	2,685,930
4,765,000		Keyport Borough, NJ BANs, 2.500%, 4/24/2020	4,795,104
7,432,725		Lacey Township, NJ BANs, 2.250%, 5/22/2020	7,475,396
2,000,000		Lambertville, NJ BANs, 2.375%, 4/16/2020	2,009,862
2,091,220		Lavallette Borough, NJ, (Series 2018A) BANs, 2.750%, 7/30/2019	2,093,711
4,851,865		Linwood, NJ BANs, 2.750%, 7/23/2019	4,857,147
8,793,621		Little Falls Township, NJ BANs, 3.250%, 12/13/2019	8,837,244
4,132,000		Longport, NJ BANs, 2.750%, 7/24/2019	4,136,489
4,011,096		Lopatcong, NJ BANs, 2.750%, 3/25/2020	4,037,033
4,183,169		Lumberton Township, NJ BANs, 2.500%, 5/5/2020	4,207,879
10,000,000		Lyndhurst Township, NJ BANs, 2.500%, 5/8/2020	10,059,592
5,457,710		Mansfield Township, NJ BANs, 3.500%, 10/28/2019	5,484,943
7,620,040		Matawan Borough, NJ BANs, 2.000%, 6/4/2020	7,640,233
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$4,510,000		Mendham Twp., NJ BANs, 2.500%, 5/15/2020	$4,542,084
3,650,000		Middletown Township, NJ BANs, 2.750%, 6/26/2019	3,651,838
2,618,000		Millstone Township, NJ BANs, 2.500%, 5/1/2020	2,633,733
2,250,000		Montville Township, NJ BANs, 3.000%, 10/3/2019	2,256,207
5,014,921		Mountainside, NJ BANs, 2.500%, 5/1/2020	5,043,259
7,400,000		New Jersey Economic Development Authority (Yeshiva of North Jersey), (Series 2018) Weekly VRDNs, (Valley National Bank LOC), 1.720%, 6/6/2019	7,400,000
3,630,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs, (Valley National Bank LOC), 1.720%, 6/6/2019	3,630,000
435,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank LOC), 1.790%, 6/5/2019	435,000
2,800,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs, (TD Bank, N.A. LOC), 1.520%, 6/7/2019	2,800,000
1,440,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.670%, 6/7/2019	1,440,000
4,315,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs, (Valley National Bank LOC), 1.740%, 6/5/2019	4,315,000
4,800,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs, (Valley National Bank LOC), 1.720%, 6/6/2019	4,800,000
2,173,223		Old Tappan, NJ BANs, 3.000%, 9/27/2019	2,178,929
15,758,695		Perth Amboy, NJ BANs, 4.000%, 1/9/2020	15,944,531
4,654,000		Pleasantville, NJ, (Series 2018A) BANs, 2.750%, 8/14/2019	4,660,935
4,373,000		Ramsey, NJ BANs, 2.125%, 6/5/2020	4,389,005
6,503,300		Ramsey, NJ BANs, 3.250%, 1/10/2020	6,544,098
6,454,400		Ringwood Borough, NJ BANs, 2.375%, 4/10/2020	6,485,661
7,145,851		Rockaway Borough, NJ BANs, 3.000%, 9/13/2019	7,163,789
15,000,000		Saddle Brook Township, NJ BANs, 2.250%, 5/29/2020	15,086,225
4,045,390		Sea Girt, NJ BANs, 3.500%, 10/23/2019	4,064,893
6,507,398		South Plainfield, NJ BANs, 2.500%, 4/24/2020	6,547,455
3,886,895		Southampton Township, NJ, (Series A) BANs, 3.000%, 7/15/2019	3,891,720
4,639,302		Stanhope, NJ BANs, 2.000%, 10/21/2019	4,642,833
2,949,477		Union Beach, NJ BANs, 3.250%, 11/5/2019	2,959,998
3,748,500		Upper Freehold Township, NJ BANs, 2.500%, 3/27/2020	3,767,479
3,035,894		Ventnor, NJ BANs, 3.500%, 10/29/2019	3,049,905
6,992,400		Vernon Township, NJ BANs, 2.500%, 3/20/2020	7,022,598
5,413,356		Wantage Township, NJ BANs, 3.500%, 10/30/2019	5,437,465
8,865,257		West Orange Township, NJ BANs, 2.250%, 5/15/2020	8,906,793
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$5,144,100		Westville, NJ BANs, 2.500%, 5/5/2020	$5,174,486
		TOTAL	322,557,267
		New Mexico—0.1%
3,400,000		Albuquerque, NM IDRB (El Encanto, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.560%, 6/1/2019	3,400,000
		New York—6.5%
3,372,529		Argyle, NY CSD BANs, 3.000%, 6/6/2019	3,372,982
38,357,295		Binghamton, NY, (Series B) BANs, 3.500%, 4/17/2020	38,935,823
10,000,000		Copiague, NY Union Free School District TANs, 2.750%, 6/25/2019	10,005,523
3,512,000		Corning, NY (Town of), (Series 2018A) BANs, 2.750%, 8/14/2019	3,517,019
5,000,000		Elba, NY, (Series 2018A) BANs, 2.750%, 11/26/2019	5,000,000
4,500,000		Elmont, NY Union Free School District TANs, 2.750%, 6/20/2019	4,501,966
11,979,694		Gananda, NY CSD BANs, 3.000%, 6/21/2019	11,987,106
4,675,000		Harrisville, NY CSD BANs, 2.750%, 6/28/2019	4,677,542
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 1.520%, 6/6/2019	5,590,000
9,795,095		Lyons, NY CSD BANs, 2.750%, 6/28/2019	9,801,138
3,000,000		Mineola, NY Union Free School District TANs, 3.000%, 6/20/2019	3,001,387
6,000,000		Morrisville-Eaton, NY CSD, (Series B) BANs, 3.000%, 6/28/2019	6,003,938
5,350,000		Mount Pleasant, NY CSD BANs, 2.750%, 6/28/2019	5,353,313
13,500,000		Nassau County, NY IDA (Clinton Plaza Senior Housing), (Series 2004) Weekly VRDNs, (FNMA LOC), 1.500%, 6/6/2019	13,500,000
2,232,680		New Paltz, NY, (Series 2018B) BANs, 3.000%, 9/18/2019	2,238,884
4,005,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 1.510%, 6/6/2019	4,005,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 1.500%, 6/5/2019	24,880,000
1,000,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.270%, 6/3/2019	1,000,000
15,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.800%, Mandatory Tender 6/5/2019	15,000,000
5,000,000		Newfield, NY CSD BANs, 3.000%, 6/27/2019	5,002,627
2,991,600		Oriskany, NY CSD BANs, 2.750%, 7/12/2019	2,994,070
3,000,000		Plattsburgh (Town of), NY BANs, 2.750%, 8/23/2019	3,005,014
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$3,400,000		Port Authority of New York and New Jersey, (Series A), CP, 1.570%, Mandatory Tender 8/15/2019	$3,400,000
12,040,000		Port Authority of New York and New Jersey, (Series A), CP, 1.650%, Mandatory Tender 7/11/2019	12,040,000
16,950,000		Port Authority of New York and New Jersey, (Series A), CP, 1.650%, Mandatory Tender 8/8/2019	16,950,000
1,246,628		Rome, NY, (2018 Series B) BANs, 2.750%, 8/30/2019	1,248,430
5,000,000		Seaford, NY Union Free School District TANs, 2.750%, 6/26/2019	5,002,706
5,000,000		Sewanhaka, NY Central High School District TANs, 2.750%, 6/21/2019	5,002,300
2,600,000		Whitesboro, NY CSD BANs, 2.750%, 6/28/2019	2,601,508
		TOTAL	229,618,276
		North Carolina—1.1%
25,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.630%, 6/5/2019	25,100,000
5,530,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 7/25/2019	5,530,000
6,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	6,800,000
		TOTAL	37,430,000
		Ohio—1.6%
4,250,000		Athens, OH City School District BANs, 3.000%, 6/26/2019	4,252,160
2,342,000		Bay Village, OH BANs, 3.000%, 6/7/2019	2,342,377
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	30,470,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	8,600,000
2,000,000		Plain City Village, OH BANs, 3.000%, 11/12/2019	2,010,173
2,630,000		Tiffin, OH BANs, 3.000%, 6/21/2019	2,631,412
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	7,000,000
		TOTAL	57,306,122
		Oregon—0.9%
12,185,000		Oregon State Housing and Community Services Department, (2004 Series B) Weekly VRDNs, (Bank of America N.A. LIQ), 1.500%, 6/6/2019	12,185,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.510%, 6/6/2019	10,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oregon—continued
$10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.510%, 6/6/2019	$10,000,000
		TOTAL	32,185,000
		Pennsylvania—4.6%
107,005,000		Allegheny County, PA HDA (UPMC Health System), PUTTERs (Series 5011) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.280%, 6/3/2019	107,005,000
10,535,000		Allegheny County, PA IDA (Carnegie Museums of Pittsburgh), (Series of 2002) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.470%, 6/6/2019	10,535,000
5,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	5,000,000
8,000,000		Deforest, WI ASD BANs, 3.000%, 12/18/2019	8,017,280
6,420,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	6,420,000
12,500,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 1.500%, 6/6/2019	12,500,000
11,500,000		Pennsylvania Infrastructure Investment Authority, (Series 2019A) UNCPXs, 1.900%, Mandatory Tender 7/31/2019	11,500,000
500,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2018-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 6/6/2019	500,000
		TOTAL	161,477,280
		Rhode Island—0.1%
3,095,000		Rhode Island State Health and Educational Building Corp. (CVS-Highlander Charter School, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.450%, 6/5/2019	3,095,000
		South Carolina—0.9%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.620%, 6/5/2019	10,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.620%, 6/5/2019	10,100,000
4,840,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/15/2019	4,840,000
6,000,000		Lexington County, SC School District No. 001 (South Carolina School District Credit Enhancement Program), Solar Eclipse (Series 2017-0058) TOBs, (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/1/2019	6,000,000
730,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.610%, 6/6/2019	730,000
		TOTAL	32,170,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		South Dakota—0.1%
$3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 1.500%, 6/6/2019	$3,000,000
		Tennessee—0.9%
25,320,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 1.620%, 6/5/2019	25,320,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.530%, 6/7/2019	5,000,000
		TOTAL	30,320,000
		Texas—11.2%
22,600,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.450%, 6/5/2019	22,600,000
15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.450%, 6/5/2019	15,800,000
30,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.450%, 6/5/2019	30,000,000
2,950,000		Dalhart, TX Economic Development Corp. (Northside Farms LLC), (Series 2005) Weekly VRDNs, (AgriBank FCB LOC), 1.510%, 6/6/2019	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.530%, 6/6/2019	2,100,000
5,495,000		Frisco, TX ISD, Solar Eclipse Certificates (Series 2019-0002) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/22/2019	5,495,000
16,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 3a-7) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	16,000,000
14,070,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	14,070,000
6,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (State Street Bank and Trust Co. LIQ), 1.700%, Mandatory Tender 6/20/2019	6,000,000
12,795,000		Houston, TX Housing Finance Corp. (Regency Park Apartments), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.440%, 6/5/2019	12,795,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.620%, 6/5/2019	4,000,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 1.550%, 6/5/2019	12,500,000
13,200,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 1.550%, 6/5/2019	13,200,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs, 1.550%, 6/5/2019	42,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$33,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs, 1.550%, 6/5/2019	$33,600,000
43,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Emerald Renewable Diesel LLC), (Series 2018) TOBs, (GTD by United States Treasury), 1.900%, Mandatory Tender 10/3/2019	43,000,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.550%, 6/6/2019	15,000,000
56,290,000		Texas State, (Series 2018) TRANs, 4.000%, 8/29/2019	56,578,828
12,695,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.430%, 6/5/2019	12,695,000
27,025,000		Texas State, Veterans Bonds, Series 2019 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	27,025,000
10,600,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2005A) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.480%, 6/5/2019	10,600,000
		TOTAL	398,008,828
		Utah—2.5%
89,675,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.590%, 6/6/2019	89,675,000
730,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs, (Wells Fargo Trust Bank LOC), 1.610%, 6/6/2019	730,000
		TOTAL	90,405,000
		Virginia—0.6%
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.570%, 6/6/2019	3,100,000
19,465,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank N.A., New York LIQ), 1.620%, Optional Tender 6/6/2019	19,465,000
		TOTAL	22,565,000
		Washington—1.6%
2,035,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.660%, 6/6/2019	2,035,000
8,780,000		Port of Seattle, WA Revenue, Tender Option Bond Trust Certificates (Series 2018-XF2630) Weekly VRDNs, (Credit Suisse AG LIQ), 1.520%, 6/6/2019	8,780,000
2,100,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.530%, 6/6/2019	2,100,000
8,300,000		Washington State Housing Finance Commission (Inglenook Court LLC), (Series 1995) Weekly VRDNs, (FHLMC LOC), 1.440%, 6/5/2019	8,300,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Washington—continued
$10,790,000		Washington State Housing Finance Commission (Merrill Gardens at Renton Centre, LLC), Series 2004A) Weekly VRDNs, (FNMA LOC), 1.440%, 6/6/2019	$10,790,000
25,000,000		Washington State Housing Finance Commission (Merrill Gardens at University Village, LLC), (Series 2007A) Weekly VRDNs, (FNMA LOC), 1.430%, 6/6/2019	25,000,000
		TOTAL	57,005,000
		Wisconsin—0.2%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.560%, 6/6/2019	1,000,000
1,075,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.620%, 6/6/2019	1,075,000
3,500,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 1.640%, 6/6/2019	3,500,000
		TOTAL	5,575,000
		Wyoming—0.7%
9,800,000		Lincoln County, WY (Exxon Capital Ventures, Inc.), (Series 2014) Daily VRDNs, (GTD by Exxon Mobil Corp.), 2.350%, 6/3/2019	9,800,000
16,600,000		Sweetwater County, WY Environmental Improvement (Pacificorp), (Series 1995) Daily VRDNs, 2.310%, 6/3/2019	16,600,000
		TOTAL	26,400,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)[2]	3,555,890,715
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(8,263,137)
		TOTAL NET ASSETS—100%	$3,547,627,578
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.0% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of May 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRNs	—Floating Rate Notes
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[4]
		2018[2]	2017[3]	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010[5]	0.007	0.002	0.000[6]	0.000[6]
Net realized gain	(0.000)[6]	0.000[6]	0.001	0.000[6]	0.000[6]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.007	0.003	0.000[6]	0.000[6]
Less Distributions:
Distributions from net investment income	(0.010)	(0.007)	(0.002)	(0.000)[6]	(0.000)[6]
Distributions from net realized gain	(0.000)[6]	(0.000)[6]	(0.001)	(0.000)[6]	—
TOTAL DISTRIBUTIONS	(0.010)	(0.007)	(0.003)	(0.000)[6]	(0.000)[6]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[7]	0.99%	0.77%	0.29%	0.06%	0.00%[8]
Ratios to Average Net Assets:
Net expenses	0.56%[9]	0.55%	0.61%	0.28%[10]	0.15%[9]
Net investment income	1.20%[9]	0.81%	0.23%	0.01%	0.01%[9]
Expense waiver/reimbursement[11]	0.09%[9]	0.10%	0.11%	0.53%	0.66%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$636,808	$48,952	$0[12]	$0[12]	$0[12]
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
3	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
4	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
5	Per share numbers have been calculated using the average shares method.
6	Represents less than $0.001.
7	Based on net asset value. Total returns for periods of less than one year are not annualized.
8	Represents less than 0.01%.
9	Computed on an annualized basis.
10	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.28% after taking into account this expense reduction.
11	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
12	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[2]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008[3]	0.005	0.001	0.000[4]	0.000[4]
Net realized gain	0.000[4]	0.000[4]	0.001	0.000[4]	0.000[4]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.005	0.002	0.000[4]	0.000[4]
Less Distributions:
Distributions from net investment income	(0.008)	(0.005)	(0.001)	(0.000)[4]	(0.000)[4]
Distributions from net realized gain	(0.000)[4]	(0.000)[4]	(0.001)	(0.000)[4]	—
TOTAL DISTRIBUTIONS	(0.008)	(0.005)	(0.002)	(0.000)[4]	(0.000)[4]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.79%	0.54%	0.17%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	0.78%[7]	0.78%	0.76%	0.53%[8]	0.15%[7]
Net investment income	0.95%[7]	0.46%	0.11%	0.01%	0.01%[7]
Expense waiver/reimbursement[9]	0.12%[7]	0.13%	0.16%	0.38%	0.76%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,873	$40,219	$68,690	$56,319	$0[10]
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.53% after taking into account this expense reduction.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
10	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 5/31/2019[1]	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013[2]	0.011	0.001	0.001	0.000[3]	0.000[3]
Net realized gain	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.011	0.002	0.001	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.013)	(0.011)	(0.001)	(0.001)	(0.000)[3]	(0.000)[3]
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.013)	(0.011)	(0.002)	(0.001)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.27%	1.12%	0.72%	0.17%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.21%[5]	0.21%	0.21%	0.17%[6]	0.14%	0.16%
Net investment income	1.52%[5]	1.10%	0.64%	0.11%	0.01%	0.01%
Expense waiver/reimbursement[7]	0.09%[5]	0.10%	0.11%	0.14%	0.16%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,713,390	$1,163,568	$667,169	$1,003,993	$1,037,940	$1,242,908
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 5/31/2019[1]	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011[2]	0.008	0.004	0.000[3]	0.000[3]	0.000[3]
Net realized gain	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.008	0.005	0.000[3]	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.011)	(0.008)	(0.004)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.011)	(0.008)	(0.005)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.06%	0.87%	0.47%	0.08%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.46%[5]	0.46%	0.46%	0.25%[6]	0.14%	0.16%
Net investment income	1.26%[5]	0.84%	0.39%	0.03%	0.01%	0.01%
Expense waiver/reimbursement[7]	0.09%[5]	0.10%	0.11%	0.31%	0.40%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$410,580	$449,099	$369,709	$584,893	$726,226	$747,980
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.25% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[2]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007[3]	0.004	0.000[4]	0.000[4]	0.000[4]
Net realized gain	0.000[4]	0.000[4]	0.001	0.000[4]	0.000[4]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.004	0.001	0.000[4]	0.000[4]
Less Distributions:
Distributions from net investment income	(0.007)	(0.004)	(0.000)[4]	(0.000)[4]	(0.000)[4]
Distributions from net realized gain	(0.000)[4]	(0.000)[4]	(0.001)	(0.000)[4]	—
TOTAL DISTRIBUTIONS	(0.007)	(0.004)	(0.001)	(0.000)[4]	(0.000)[4]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.69%	0.43%	0.11%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	0.91%[7]	0.90%	0.82%	0.33%[8]	0.15%[7]
Net investment income	0.83%[7]	0.35%	0.04%	0.01%	0.01%[7]
Expense waiver/reimbursement[9]	0.09%[7]	0.10%	0.19%	0.68%	0.86%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$50,506	$49,804	$88,884	$118,980	$15,750
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.33% after taking into account this expense reduction.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[2]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006[3]	0.003	0.000[4]	0.000[4]	0.000[4]
Net realized gain	0.000[4]	0.000[4]	0.001	0.000[4]	0.000[4]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.003	0.001	0.000[4]	0.000[4]
Less Distributions:
Distributions from net investment income	(0.006)	(0.003)	(0.000)[4]	(0.000)[4]	(0.000)[4]
Distributions from net realized gain	(0.000)[4]	(0.000)[4]	(0.001)	(0.000)[4]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.003)	(0.001)	(0.000)[4]	(0.000)[4]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.59%	0.31%	0.07%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	1.02%[7]	1.02%	0.83%	0.30%[8]	0.15%[7]
Net investment income	0.71%[7]	0.30%	0.01%	0.01%	0.01%[7]
Expense waiver/reimbursement[9]	0.24%[7]	0.24%	0.45%	0.96%	1.11%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$281,674	$328,142	$118,975	$210,967	$94,515
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.30% after taking into account this expense reduction.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 5/31/2019[1]	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012[2]	0.010	0.006	0.001	0.000[3]	0.000[3]
Net realized gain	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.010	0.007	0.001	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.012)	(0.010)	(0.006)	(0.001)	(0.000)[3]	(0.000)[3]
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.012)	(0.010)	(0.007)	(0.001)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.19%	1.02%	0.62%	0.13%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.31%[5]	0.31%	0.31%	0.18%[6]	0.14%	0.16%
Net investment income	1.41%[5]	1.01%	0.57%	0.05%	0.01%	0.01%
Expense waiver/reimbursement[7]	0.09%[5]	0.10%	0.11%	0.23%	0.26%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$409,796	$635,782	$255,216	$153,275	$450,631	$698,550
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.18% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 20191
Assets:
Investment in securities, at amortized cost and fair value		$3,555,890,715
Cash		10,617,568
Income receivable		13,152,386
Receivable for shares sold		1,410,426
TOTAL ASSETS		3,581,071,095
Liabilities:
Payable for investments purchased	$30,046,518
Payable for shares redeemed	2,257,797
Income distribution payable	344,458
Payable for investment adviser fee (Note 5)	10,303
Payable for administrative fee (Note 5)	7,721
Payable for Directors'/Trustees' fees (Note 5)	4,512
Payable for distribution services fee (Note 5)	146,607
Payable for other service fees (Notes 2 and 5)	364,215
Accrued expenses (Note 5)	261,386
TOTAL LIABILITIES		33,443,517
Net assets for 3,547,561,500 shares outstanding		$3,547,627,578
Net Assets Consist of:
Paid-in capital		$3,547,541,189
Total distributable earnings (loss)		86,389
TOTAL NET ASSETS		$3,547,627,578
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$636,808,065 ÷ 636,796,206 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$44,872,613 ÷ 44,871,777 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,713,390,156 ÷ 1,713,358,247 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$410,580,014 ÷ 410,572,353 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$50,506,490 ÷ 50,505,549 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$281,674,184 ÷ 281,668,936 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$409,796,056 ÷ 409,788,432 shares outstanding, no par value, unlimited shares authorized	$1.00
1	The Fund has changed its fiscal year end from July 31 to May 31.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Investment Income:
Interest	$45,580,998	$29,430,739
Expenses:
Investment adviser fee (Note 5)	$5,250,581	$4,484,710
Administrative fee (Note 5)	2,100,108	1,795,654
Custodian fees	93,747	76,719
Transfer agent fee (Note 2)	727,766	508,451
Directors'/Trustees' fees (Note 5)	24,057	15,207
Auditing fees	23,960	23,150
Legal fees	29,610	19,592
Portfolio accounting fees	217,196	269,582
Distribution services fee (Note 5)	1,717,481	2,242,681
Other service fees (Notes 2 and 5)	3,167,954	2,602,929
Share registration costs	214,532	263,792
Printing and postage	49,873	57,089
Miscellaneous (Note 5)	18,357	24,831
TOTAL EXPENSES	13,635,222	12,384,387
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(2,420,595)	$(2,267,279)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(364,504)	(451,431)
TOTAL WAIVERS AND REIMBURSEMENT	(2,785,099)	(2,718,710)
Net expenses	10,850,123	9,665,677
Net investment income	34,730,875	19,765,062
Net realized gain on investments	85,732	6,987
Change in net assets resulting from operations	$34,816,607	$19,772,049
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
	Period Ended 5/31/2019[1]	Year Ended 7/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,730,875	$19,765,062	$7,180,749
Net realized gain	85,732	6,987	1,438,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,816,607	19,772,049	8,618,995
Distributions to Shareholders (Note 2):
Automated Shares[2]	(4,593,347)	(402,056)	(0)[3]
Investment Shares	(294,121)	(251,549)	(111,221)
Wealth Shares	(16,521,331)	(11,017,774)	(4,318,442)
Service Shares	(4,911,521)	(3,649,842)	(1,944,836)
Cash II Shares	(342,651)	(282,274)	(96,587)
Cash Series Shares	(1,764,972)	(1,086,405)	(162,274)
Capital Shares	(6,313,056)	(3,853,316)	(1,521,842)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,740,999)	(20,543,216)	(8,155,202)
Share Transactions:
Proceeds from sale of shares	7,118,487,402	6,915,209,584	4,280,412,226
Net asset value of shares issued to shareholders in payment of distributions declared	30,137,251	16,431,149	5,517,266
Cost of shares redeemed	(6,316,638,348)	(5,783,946,758)	(4,846,178,630)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	831,986,305	1,147,693,975	(560,249,138)
Change in net assets	832,061,913	1,146,922,808	(559,785,345)
Net Assets:
Beginning of period	2,715,565,665	1,568,642,857	2,128,428,202
End of period	$3,547,627,578	$2,715,565,665	$1,568,642,857
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
3	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
May 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
Effective May 31, 2019, the Fund has changed its fiscal year end from July 31 to May 31.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $2,785,099 is disclosed in various locations in this Note 2 and Note 5. For the period ended May 31, 2019 and year ended July 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred		Transfer Agent Fees Reimbursed
	Period Ended 5/31/2019	Year Ended 7/31/2018	Period Ended 5/31/2019	Year Ended 7/31/2018
Automated Shares	$368,148	$41,065	$—	$—
Investment Shares	31,482	51,421	—	—
Wealth Shares	16,752	24,244	—	—
Service Shares	6,130	10,442	—	(37)
Cash II Shares	38,450	62,568	—	—
Cash Series Shares	259,440	309,506	(81,040)	(82,326)
Capital Shares	7,364	9,205	(7)	(5)
TOTAL	$727,766	$508,451	$(81,047)	$(82,368)
Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, were from the following sources:
Net Investment Income	Year Ended July 31,
	2018	2017
Automated Shares	$379,528	$0[1]
Investment Shares	232,819	67,766
Wealth Shares	10,707,835	4,007,891
Service Shares	3,482,255	1,676,312
Cash II Shares	253,539	36,942
Cash Series Shares	942,934	17,163
Capital Shares	3,766,152	1,373,181

Net Realized Gain	Year Ended July 31,
	2018	2017
Automated Shares	$22,528	$0[1]
Investment Shares	18,730	43,455
Wealth Shares	309,939	310,551
Service Shares	167,587	268,524
Cash II Shares	28,735	59,645
Cash Series Shares	143,471	145,111
Capital Shares	87,164	148,661
1	Represents less than $1.
Undistributed net investment income at July 31, 2018 and 2017, was $3,826 and $3,826, respectively.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the period ended May 31, 2019 and the year ended July 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred		Other Service Fees Reimbursed		Other Service Fees Waived by Unaffiliated Third Parties
	Period Ended 5/31/2019	Year Ended 7/31/2018	Period Ended 5/31/2019	Year Ended 7/31/2018	Period Ended 5/31/2019	Year Ended 7/31/2018
Automated Shares	$954,453	$116,682	$—	$—	$—	$—
Investment Shares	77,546	125,456	—	—	—	—
Service Shares	972,016	1,038,666	—	—	—	—
Cash II Shares	103,055	178,369	—	—	—	—
Cash Series Shares	623,061	777,878	—	(3,994)	—	(7,690)
Capital Shares	437,823	365,878	—	—	—	—
TOTAL	$3,167,954	$2,602,929	$—	$(3,994)	$—	$(7,690)
For the period ended May 31, 2019 and the year ended July 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Annual Shareholder Report

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 5/31/2019[1]		Year Ended 7/31/2018[2]		Year Ended 7/31/2017
Automated Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	913,704	$913,704	138,280	$138,280	—	$—
Shares issued to shareholders in payment of distributions declared	4,593	4,593	402	402	—	—
Shares redeemed	(330,453)	(330,453)	(89,729)	(89,729)	—	—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	587,844	$587,844	48,953	$48,953	—	$—

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Investment Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	68,097	$68,097	73,982	$73,982	96,539	$96,539
Shares issued to shareholders in payment of distributions declared	294	294	252	252	111	111
Shares redeemed	(63,738)	(63,738)	(102,671)	(102,671)	(84,304)	(84,304)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	4,653	$4,653	(28,437)	$(28,437)	12,346	$12,346
Annual Shareholder Report

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Wealth Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	3,373,483	$3,373,483	2,919,053	$2,919,053	2,278,067	$2,278,067
Shares issued to shareholders in payment of distributions declared	12,656	12,656	7,466	7,466	2,097	2,097
Shares redeemed	(2,836,353)	(2,836,353)	(2,429,793)	(2,429,793)	(2,617,171)	(2,617,171)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	549,786	$549,786	496,726	$496,726	(337,007)	$(337,007)

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Service Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	1,671,690	$1,671,690	1,474,353	$1,474,353	889,904	$889,904
Shares issued to shareholders in payment of distributions declared	4,251	4,251	3,148	3,148	1,694	1,694
Shares redeemed	(1,714,469)	(1,714,469)	(1,397,930)	(1,397,930)	(1,106,881)	(1,106,881)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(38,528)	$(38,528)	79,571	$79,571	(215,283)	$(215,283)

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Cash II Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	38,549	$38,549	75,427	$75,427	82,521	$82,521
Shares issued to shareholders in payment of distributions declared	341	341	273	273	96	96
Shares redeemed	(38,189)	(38,189)	(114,738)	(114,738)	(112,739)	(112,739)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	701	$701	(39,038)	$(39,038)	(30,122)	$(30,122)
Annual Shareholder Report

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Cash Series Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	575,555	$575,555	1,006,105	$1,006,105	391,070	$391,070
Shares issued to shareholders in payment of distributions declared	1,745	1,745	1,072	1,072	162	162
Shares redeemed	(623,774)	(623,774)	(797,950)	(797,950)	(483,253)	(483,253)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(46,474)	$(46,474)	209,227	$209,227	(92,021)	$(92,021)

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Capital Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	477,409	$477,409	1,228,010	$1,228,010	542,312	$542,312
Shares issued to shareholders in payment of distributions declared	6,257	6,257	3,818	3,818	1,357	1,357
Shares redeemed	(709,662)	(709,662)	(851,136)	(851,136)	(441,831)	(441,831)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(225,996)	$(225,996)	380,692	$380,692	101,838	$101,838
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	831,986	$831,986	1,147,694	$1,147,694	(560,249)	$(560,249)
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended May 31, 2019 and the years ended July 31, 2018 and 2017, was as follows:
	Period Ended 5/31/2019	Year Ended July 31,
		2018	2017
Tax-exempt income	$34,733,987	$19,765,062	$7,179,255
Ordinary income[1]	$275	$536,971	$660,114
Long-term capital gains	$6,737	$241,183	$315,833
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report

As of the period ended May 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$714
Undistributed ordinary income[2]	$76,100
Undistributed long-term capital gains	$9,575
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period ended May 31, 2019, the Adviser voluntarily waived $2,420,595 of its fee and voluntarily reimbursed $81,047 of transfer agent fees. For the year ended July 31, 2018, the Adviser voluntarily waived $2,267,279 of its fee and voluntarily reimbursed $82,368 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2019 and year ended July 31, 2018, the annualized fee paid to FAS was 0.080% and 0.080%, respectively, of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2019 and the year ended July 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred		Distribution Services Fees Waived
	Period Ended 5/31/2019	Year Ended 7/31/2018	Period Ended 5/31/2019	Year Ended 7/31/2018
Trust Shares	$—	$114	$—	$(46)
Investment Shares	77,590	125,562	(9,311)	(15,067)
Cash II Shares	144,545	250,098	—	—
Cash Series Shares	1,495,346	1,866,907	(274,146)	(342,266)
TOTAL	$1,717,481	$2,242,681	$(283,457)	$(357,379)
Prior to their re-designation at the close of business on September 28, 2017, the Automated Shares were Trust Shares subject to the Plan at 0.25%. The re-designated Automated Shares are not subject to the Plan.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended May 31, 2019 and the year ended July 31, 2018, FSC retained $373,512 and $452,614, respectively, of fees paid by the Fund.
Other Service Fees
For the period ended May 31, 2019 and the year ended July 31, 2018, FSSC received $1,959 and $1,663, respectively, of the other service fees disclosed in Note 2 and for the year ended July 31, 2018, FSSC reimbursed $3,994 of the other service fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the
Annual Shareholder Report

Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the period ended May 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $923,755,000 and $1,417,775,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the period ended May 31, 2019, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the period ended May 31, 2019, the amount of long-term capital gains designated by the Fund was $6,737.
For the period ended May 31, 2019, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Municipal Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of May 31, 2019, the related statements of operations for the period from August 1, 2018 to May 31, 2019, and the year-ended July 31, 2018, the statements of changes in net assets for the period from August 1, 2018 to May 31, 2019, and for each of the years in the two-year period ended July 31, 2018, and the related notes (collectively, the “financial statements”) and the financial highlights for the period from August 1, 2018 to May 31, 2019, and for each of the years or periods in the five-year period ended July 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the period from August 1, 2018 to May 31, 2019, and the year-ended July 31, 2018, the changes in its net assets for the period from August 1, 2018 to May 31, 2019 and for each of the years in the two-year period ended July 31, 2018, and the financial highlights for the period from August 1, 2018 to May 31, 2019, and for each of the years or periods in the five-year period ended July 31, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2019, by correspondence with custodians and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
July 23, 2019
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,006.00	$2.80
Investment Shares	$1,000	$1,004.90	$3.90
Wealth Shares	$1,000	$1,007.80	$1.05
Service Shares	$1,000	$1,006.50	$2.30
Cash II Shares	$1,000	$1,004.30	$4.55
Cash Series Shares	$1,000	$1,003.70	$5.10
Capital Shares	$1,000	$1,007.30	$1.55
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.10	$2.82
Investment Shares	$1,000	$1,021.00	$3.93
Wealth Shares	$1,000	$1,023.90	$1.06
Service Shares	$1,000	$1,022.60	$2.32
Cash II Shares	$1,000	$1,020.40	$4.58
Cash Series Shares	$1,000	$1,019.80	$5.14
Capital Shares	$1,000	$1,023.40	$1.56
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.56%
Investment Shares	0.78%
Wealth Shares	0.21%
Service Shares	0.46%
Cash II Shares	0.91%
Cash Series Shares	1.02%
Capital Shares	0.31%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Municipal Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Annual Shareholder Report

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Annual Shareholder Report

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Annual Shareholder Report

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450516 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
May 31, 2019
Share Class | Ticker	Wealth | MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	73.1%
Municipal Notes	21.2%
Commercial Paper	5.9%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
At May 31, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.9%
8 to 30 Days	6.1%
31 to 90 Days	13.4%
91 to 180 Days	3.9%
181 Days or more	6.9%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
May 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.2%
		Alabama—3.8%
$3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs, (FNMA LOC), 1.550%, 6/6/2019	$3,470,000
1,235,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.530%, 6/6/2019	1,235,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 2.280%, 6/3/2019	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.590%, 6/6/2019	15,000,000
300,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 2.240%, 6/3/2019	300,000
12,665,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs, (Comerica Bank LOC), 1.500%, 6/6/2019	12,665,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs, (Comerica Bank LOC), 1.500%, 6/6/2019	10,000,000
4,650,000		Montgomery, AL IDB (Andersons ALACO Lawn, Inc.), (Series 1999) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.510%, 6/6/2019	4,650,000
9,900,000		Tuscaloosa County, AL IDA (Nucor Steel Tuscaloosa, Inc.), (1995 Series A) Weekly VRDNs, (GTD by Nucor Corp.), 1.620%, 6/5/2019	9,900,000
9,800,000		Walker County, AL Economic IDA (Alabama Power Co.), (Series 2007) Daily VRDNs, 2.280%, 6/3/2019	9,800,000
10,000,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.280%, 6/3/2019	10,000,000
8,590,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.280%, 6/3/2019	8,590,000
		TOTAL	135,610,000
		Arizona—0.3%
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.610%, 6/6/2019	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (Cooperatieve Rabobank UA LOC), 1.500%, 6/6/2019	6,750,000
		TOTAL	12,360,000
		Arkansas—0.1%
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.530%, 6/5/2019	3,830,000
		California—7.9%
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs, (City National Bank LOC), 1.500%, 6/6/2019	4,910,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.540%, 6/6/2019	$23,745,000
2,150,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs, (Comerica Bank LOC), 1.560%, 6/6/2019	2,150,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 1.500%, 6/6/2019	2,000,000
695,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs, (Comerica Bank LOC), 1.500%, 6/5/2019	695,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.530%, 6/6/2019	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.500%, 6/5/2019	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 1.530%, 6/6/2019	2,940,000
1,300,000		California Statewide Communities Development Authority IDRB (Sarich Family Living Trust), (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.480%, 6/6/2019	1,300,000
10,800,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 1.690%, 6/5/2019	10,800,000
6,500,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 1.460%, 6/6/2019	6,500,000
165,000,000		FHLMC, Tender Option Bond Trust Receipts (2019-BAML3001) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.520%, 6/6/2019	165,000,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.550%, 6/6/2019	19,500,000
5,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.560%, 6/6/2019	5,500,000
2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.560%, 6/6/2019	2,000,000
		TOTAL	280,040,000
		Colorado—1.0%
7,390,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/18/2019	7,390,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—continued
$3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 1.500%, 6/6/2019	$3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.610%, 6/6/2019	4,615,000
1,545,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.570%, 6/6/2019	1,545,000
1,690,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.660%, 6/6/2019	1,690,000
2,185,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0689) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 6/6/2019	2,185,000
1,835,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0691) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 6/6/2019	1,835,000
11,135,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/25/2019	11,135,000
		TOTAL	33,695,000
		Connecticut—0.9%
2,631,000		Berlin, CT BANs, 3.000%, 6/26/2019	2,632,508
2,480,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.480%, 6/6/2019	2,480,000
2,580,000		Connecticut State HFA, (Series 2019 B-2) Weekly VRDNs, (Bank of America N.A. LIQ), 1.450%, 6/6/2019	2,580,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs, (Bank of America N.A. LIQ), 1.510%, 6/6/2019	5,000,000
8,000,000		Connecticut State Special Transportation Fund, (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.600%, Optional Tender 10/1/2019	8,000,000
11,500,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	11,500,000
		TOTAL	32,192,508
		District of Columbia—0.1%
4,755,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	4,755,000
		Florida—12.2%
6,450,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 2.500%, 6/3/2019	6,450,000
17,800,000		Broward County, FL (Florida Power & Light Co.), (Series 2018A) Daily VRDNs, 2.350%, 6/3/2019	17,800,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$14,150,000		Broward County, FL HFA (Sanctuary Cove Apartments), (Series 2003 A) Weekly VRDNs, (FNMA LOC), 1.480%, 6/6/2019	$14,150,000
14,110,000		Citizens Property Insurance Coastal Account, (Series 2011 A-1), 5.000%, 6/1/2019	14,110,000
10,000,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 1.620%, Mandatory Tender 7/1/2019	10,000,000
12,800,000		Florida Housing Finance Corp. (Prime/Commander Drive, LLC) Weekly VRDNs, (FNMA LOC), 1.480%, 6/6/2019	12,800,000
4,960,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	4,960,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/20/2019	3,650,000
5,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.670%, Optional Tender 10/1/2019	5,000,000
11,400,000		Hillsborough County, FL HFA (Hunters Run LLC) Weekly VRDNs, (FNMA LOC), 1.480%, 6/6/2019	11,400,000
10,000,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.530%, 6/5/2019	10,000,000
32,675,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.530%, 6/5/2019	32,675,000
29,520,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.530%, 6/5/2019	29,520,000
33,930,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	33,930,000
32,010,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	32,010,000
5,700,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 1.500%, Mandatory Tender 6/4/2019	5,700,000
1,000,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 1.500%, Mandatory Tender 6/4/2019	1,000,000
10,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.830%, Mandatory Tender 6/11/2019	10,000,000
13,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), CP, 1.830%, Mandatory Tender 6/11/2019	13,000,000
1,900,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016A) Daily VRDNs, 2.500%, 6/3/2019	1,900,000
14,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 1.540%, 6/6/2019	14,000,000
11,000,000		Miami-Dade County, FL IDA (CAE USA, Inc.), (Series 2000A) Weekly VRDNs, (Royal Bank of Canada LOC), 1.480%, 6/5/2019	11,000,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$14,400,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 2.350%, 6/3/2019	$14,400,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.570%, 6/6/2019	10,000,000
7,650,000		Orange County, FL HFA (Marbella Pointe), (Series 2007A) Weekly VRDNs, (FHLB of San Francisco LOC), 1.480%, 6/6/2019	7,650,000
14,090,000		South Miami, FL Health Facilities Authority (Baptist Health System of South Florida), Tender Option Bond Trust Certificates (Series 2018-XF2523) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.540%, 6/6/2019	14,090,000
76,985,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 2.350%, 6/3/2019	76,985,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.900%, Mandatory Tender 7/12/2019	10,000,000
3,325,000		Volusia County, FL IDA (Management by Innovation, Inc.), (Series 2008A) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.510%, 6/6/2019	3,325,000
		TOTAL	431,505,000
		Georgia—2.1%
5,800,000		Burke County, GA Development Authority (Georgia Power Co.), (2018 1st Series) Daily VRDNs, 2.320%, 6/3/2019	5,800,000
6,640,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 2.320%, 6/3/2019	6,640,000
15,455,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.620%, Optional Tender 6/27/2019	15,455,000
27,960,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.520%, Optional Tender 6/3/2019	27,960,000
10,430,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.450%, 6/5/2019	10,430,000
6,750,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 1.480%, 6/5/2019	6,750,000
955,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs, (SunTrust Bank LOC), 1.480%, 6/5/2019	955,000
		TOTAL	73,990,000
		Hawaii—0.1%
4,600,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.870%, 6/6/2019	4,600,000
		Illinois—2.1%
6,790,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XG0219) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 6/6/2019	6,790,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$4,160,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 6/6/2019	$4,160,000
8,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 1.500%, 6/6/2019	8,000,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.560%, 6/6/2019	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.530%, 6/6/2019	6,000,000
11,490,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs, (Huntington National Bank LOC), 1.500%, 6/6/2019	11,490,000
6,625,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 1.500%, 6/6/2019	6,625,000
4,900,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs, (Nordea Bank Abp LOC), 1.540%, 6/6/2019	4,900,000
4,590,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs, (FHLB of Chicago LIQ), 1.470%, 6/6/2019	4,590,000
5,080,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs, (FHLB of Chicago LIQ), 1.500%, 6/5/2019	5,080,000
5,670,000		Lake County, IL (Countryside Landfill, Inc.), (Series 1996) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.480%, 6/6/2019	5,670,000
9,397,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.500%, 6/6/2019	9,397,000
235,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.530%, 6/6/2019	235,000
		TOTAL	73,937,000
		Indiana—1.4%
6,420,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 1.550%, 6/6/2019	6,420,000
800,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.610%, 6/6/2019	800,000
12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.490%, 6/6/2019	12,900,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	$5,000,000
6,000,000		Logansport, IN (Andersons Clymers Ethanol LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 1.510%, 6/6/2019	6,000,000
20,000,000		Whiting, IN Environmental Facilities (BP PLC), Environmental Facilities Revenue Bonds (Series 2014) FRNs, (Original Issue Yield: 0.850%), 2.170% (SIFMA 7-day +0.750%), Mandatory Tender 12/2/2019	20,001,620
		TOTAL	51,121,620
		Iowa—0.3%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	5,300,000
5,280,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.510%, 6/6/2019	5,280,000
		TOTAL	10,580,000
		Kentucky—0.7%
21,000,000		Campbell & Kenton Counties, KY Sanitation District No 1, Solar Eclipse (Series 2016-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/18/2019	21,000,000
1,785,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.530%, 6/7/2019	1,785,000
1,990,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.550%, 6/6/2019	1,990,000
320,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs, (Comerica Bank LOC), 1.910%, 6/6/2019	320,000
		TOTAL	25,095,000
		Louisiana—4.0%
15,600,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.450%, 6/5/2019	15,600,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.450%, 6/5/2019	7,000,000
5,000,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 1.500%, 6/5/2019	5,000,000
6,400,000		Calcasieu Parish, LA, IDB (HydroServe Westlake, LLC), (Series 1998) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.510%, 6/5/2019	6,400,000
4,000,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 1.600%, 6/5/2019	4,000,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.550%, 6/6/2019	4,630,000
1,400,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs, (FHLB of Dallas LOC), 1.610%, 6/6/2019	1,400,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$10,000,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.500%, 6/6/2019	$10,000,000
47,190,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.580%, 6/5/2019	47,190,000
39,175,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.600%, 6/5/2019	39,175,000
		TOTAL	140,395,000
		Maryland—0.6%
16,075,000		Maryland Community Development Administration—Residential Revenue, (2006 Series J) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 6/6/2019	16,075,000
935,000		Maryland State Economic Development Corp. (Canusa Hershman Recycling), (Series 2005A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.650%, 6/7/2019	935,000
4,965,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/25/2019	4,965,000
		TOTAL	21,975,000
		Massachusetts—1.4%
3,110,579		Dennis, MA BANs, 2.750%, 10/11/2019	3,121,640
1,000,000		Mansfield, MA BANs, 2.250%, 4/24/2020	1,002,174
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 1.800%, Mandatory Tender 6/17/2019	10,000,000
13,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), CP, (GTD by Massachusetts Electric Co.), 2.300%, Mandatory Tender 6/11/2019	13,300,000
11,155,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.550%, Mandatory Tender 7/1/2019	11,155,000
6,638,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.700%, Mandatory Tender 6/24/2019	6,638,000
3,295,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.750%, Mandatory Tender 6/17/2019	3,295,000
300,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.450%, 6/6/2019	300,000
		TOTAL	48,811,814
		Michigan—3.1%
6,000,000		BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.570%, 6/6/2019	6,000,000
5,500,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.520%, 6/6/2019	5,500,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$780,000		Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.480%, 6/5/2019	$780,000
20,000,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs, (MUFG Bank Ltd. LIQ), 1.530%, 6/5/2019	20,000,000
70,030,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.320%, 6/3/2019	70,030,000
2,270,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs, (Comerica Bank LOC), 1.720%, 6/6/2019	2,270,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.660%, 6/6/2019	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 1.500%, 6/6/2019	5,250,000
		TOTAL	111,630,000
		Minnesota—0.2%
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.560%, 6/6/2019	1,000,000
835,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs, (FHLB of Des Moines LOC), 1.560%, 6/7/2019	835,000
2,000,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.550%, 6/7/2019	2,000,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs, (FHLB of Des Moines LOC), 1.650%, 6/7/2019	975,000
1,915,000		St. Paul, MN Port Authority (National Checking Co.), IDRBs (Series 1998A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.510%, 6/6/2019	1,915,000
		TOTAL	6,725,000
		Mississippi—0.2%
5,635,000		Mississippi Home Corp. (Windsor Park Partners LP), (Series 2004-6) Weekly VRDNs, (FNMA LOC), 1.550%, 6/6/2019	5,635,000
		Missouri—0.1%
3,590,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	3,590,000
		Multi-State—12.4%
15,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0002, BAML 3a-7 Non CE (2018-BAML0002) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.490%, 6/6/2019	15,000,000
50,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0005, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.490%, 6/6/2019	50,000,000
64,565,000		Agency Enhanced Affordable Housing Trust 2019-BAML0008, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.540%, 6/6/2019	64,565,000
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$8,000,000		BB&T Muni Trust, (Series 2018 Class B) FRNs, (Cooperative Rabobank UA LOC), 1.970% (SIFMA 7-day +0.550%), 11/30/2019	$8,000,000
52,000,000		BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.570%, 6/6/2019	52,000,000
79,000,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.540%, 6/6/2019	79,000,000
65,700,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.570%, 6/6/2019	65,700,000
45,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.570%, 6/6/2019	45,000,000
62,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.570%, 6/6/2019	62,000,000
		TOTAL	441,265,000
		Nebraska—0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.620%, 6/5/2019	7,500,000
1,475,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.620%, 6/5/2019	1,475,000
		TOTAL	8,975,000
		Nevada—0.8%
4,300,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 B-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 1.410%, 6/5/2019	4,300,000
3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/20/2019	3,645,000
1,755,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.720%, 6/6/2019	1,755,000
16,415,000		Nevada Housing Division (Vista Creek Apartments, LLC), (Series 2007) Weekly VRDNs, (FHLB of San Francisco LOC), 1.500%, 6/6/2019	16,415,000
3,995,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/6/2019	3,995,000
		TOTAL	30,110,000
		New Hampshire—1.4%
17,390,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.720%, Mandatory Tender 6/24/2019	17,390,000
4,000,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.800%, Mandatory Tender 6/13/2019	4,000,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.800%, Mandatory Tender 6/17/2019	16,260,000
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Hampshire—continued
$10,000,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.840%, Mandatory Tender 8/7/2019	$10,000,000
3,300,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 2.300%, Mandatory Tender 6/11/2019	3,300,000
		TOTAL	50,950,000
		New Jersey—9.1%
6,375,675		Absecon, NJ BANs, 2.625%, 8/1/2019	6,382,196
2,500,000		Atlantic Highlands, NJ BANs, 3.000%, 3/5/2020	2,516,737
2,470,640		Barnegat Light, NJ BANs, 3.500%, 11/7/2019	2,481,133
1,641,963		Bethlehem Township, NJ BANs, 2.750%, 5/21/2020	1,653,669
2,549,000		Buena Vista Township, NJ BANs, 2.750%, 7/24/2019	2,551,003
2,640,000		Burlington, NJ BANs, 3.000%, 6/4/2019	2,640,213
5,647,750		Butler Borough, NJ BANs, 3.000%, 9/13/2019	5,663,359
8,395,000		Clinton Township, NJ BANs, 2.500%, 3/19/2020	8,431,100
2,000,000		Delaware Township, NJ BANs, 2.750%, 7/25/2019	2,002,175
5,150,000		Florence Township, NJ, (Series C) BANs, 3.000%, 7/17/2019	5,155,891
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.620%, 6/6/2019	20,940,000
5,291,024		Glassboro Borough, NJ, (Series 2018A) BANs, 2.750%, 9/5/2019	5,300,973
3,788,996		Haledon, NJ BANs, 3.250%, 11/1/2019	3,802,015
6,601,000		Hammonton, NJ BANs, 2.000%, 11/20/2019	6,608,654
5,083,000		Hawthorne, NJ BANs, 3.000%, 9/27/2019	5,096,343
8,079,000		Highland Park, NJ BANs, 2.375%, 4/14/2020	8,118,628
4,000,000		Hillsborough Township, NJ BANs, 2.750%, 3/27/2020	4,026,696
2,679,273		Hopewell Borough, NJ BANs, 3.000%, 9/18/2019	2,685,930
4,765,000		Keyport Borough, NJ BANs, 2.500%, 4/24/2020	4,795,104
7,432,725		Lacey Township, NJ BANs, 2.250%, 5/22/2020	7,475,396
2,000,000		Lambertville, NJ BANs, 2.375%, 4/16/2020	2,009,862
2,091,220		Lavallette Borough, NJ, (Series 2018A) BANs, 2.750%, 7/30/2019	2,093,711
4,851,865		Linwood, NJ BANs, 2.750%, 7/23/2019	4,857,147
8,793,621		Little Falls Township, NJ BANs, 3.250%, 12/13/2019	8,837,244
4,132,000		Longport, NJ BANs, 2.750%, 7/24/2019	4,136,489
4,011,096		Lopatcong, NJ BANs, 2.750%, 3/25/2020	4,037,033
4,183,169		Lumberton Township, NJ BANs, 2.500%, 5/5/2020	4,207,879
10,000,000		Lyndhurst Township, NJ BANs, 2.500%, 5/8/2020	10,059,592
5,457,710		Mansfield Township, NJ BANs, 3.500%, 10/28/2019	5,484,943
7,620,040		Matawan Borough, NJ BANs, 2.000%, 6/4/2020	7,640,233
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$4,510,000		Mendham Twp., NJ BANs, 2.500%, 5/15/2020	$4,542,084
3,650,000		Middletown Township, NJ BANs, 2.750%, 6/26/2019	3,651,838
2,618,000		Millstone Township, NJ BANs, 2.500%, 5/1/2020	2,633,733
2,250,000		Montville Township, NJ BANs, 3.000%, 10/3/2019	2,256,207
5,014,921		Mountainside, NJ BANs, 2.500%, 5/1/2020	5,043,259
7,400,000		New Jersey Economic Development Authority (Yeshiva of North Jersey), (Series 2018) Weekly VRDNs, (Valley National Bank LOC), 1.720%, 6/6/2019	7,400,000
3,630,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs, (Valley National Bank LOC), 1.720%, 6/6/2019	3,630,000
435,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank LOC), 1.790%, 6/5/2019	435,000
2,800,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs, (TD Bank, N.A. LOC), 1.520%, 6/7/2019	2,800,000
1,440,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.670%, 6/7/2019	1,440,000
4,315,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs, (Valley National Bank LOC), 1.740%, 6/5/2019	4,315,000
4,800,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs, (Valley National Bank LOC), 1.720%, 6/6/2019	4,800,000
2,173,223		Old Tappan, NJ BANs, 3.000%, 9/27/2019	2,178,929
15,758,695		Perth Amboy, NJ BANs, 4.000%, 1/9/2020	15,944,531
4,654,000		Pleasantville, NJ, (Series 2018A) BANs, 2.750%, 8/14/2019	4,660,935
4,373,000		Ramsey, NJ BANs, 2.125%, 6/5/2020	4,389,005
6,503,300		Ramsey, NJ BANs, 3.250%, 1/10/2020	6,544,098
6,454,400		Ringwood Borough, NJ BANs, 2.375%, 4/10/2020	6,485,661
7,145,851		Rockaway Borough, NJ BANs, 3.000%, 9/13/2019	7,163,789
15,000,000		Saddle Brook Township, NJ BANs, 2.250%, 5/29/2020	15,086,225
4,045,390		Sea Girt, NJ BANs, 3.500%, 10/23/2019	4,064,893
6,507,398		South Plainfield, NJ BANs, 2.500%, 4/24/2020	6,547,455
3,886,895		Southampton Township, NJ, (Series A) BANs, 3.000%, 7/15/2019	3,891,720
4,639,302		Stanhope, NJ BANs, 2.000%, 10/21/2019	4,642,833
2,949,477		Union Beach, NJ BANs, 3.250%, 11/5/2019	2,959,998
3,748,500		Upper Freehold Township, NJ BANs, 2.500%, 3/27/2020	3,767,479
3,035,894		Ventnor, NJ BANs, 3.500%, 10/29/2019	3,049,905
6,992,400		Vernon Township, NJ BANs, 2.500%, 3/20/2020	7,022,598
5,413,356		Wantage Township, NJ BANs, 3.500%, 10/30/2019	5,437,465
8,865,257		West Orange Township, NJ BANs, 2.250%, 5/15/2020	8,906,793
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$5,144,100		Westville, NJ BANs, 2.500%, 5/5/2020	$5,174,486
		TOTAL	322,557,267
		New Mexico—0.1%
3,400,000		Albuquerque, NM IDRB (El Encanto, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.560%, 6/1/2019	3,400,000
		New York—6.5%
3,372,529		Argyle, NY CSD BANs, 3.000%, 6/6/2019	3,372,982
38,357,295		Binghamton, NY, (Series B) BANs, 3.500%, 4/17/2020	38,935,823
10,000,000		Copiague, NY Union Free School District TANs, 2.750%, 6/25/2019	10,005,523
3,512,000		Corning, NY (Town of), (Series 2018A) BANs, 2.750%, 8/14/2019	3,517,019
5,000,000		Elba, NY, (Series 2018A) BANs, 2.750%, 11/26/2019	5,000,000
4,500,000		Elmont, NY Union Free School District TANs, 2.750%, 6/20/2019	4,501,966
11,979,694		Gananda, NY CSD BANs, 3.000%, 6/21/2019	11,987,106
4,675,000		Harrisville, NY CSD BANs, 2.750%, 6/28/2019	4,677,542
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 1.520%, 6/6/2019	5,590,000
9,795,095		Lyons, NY CSD BANs, 2.750%, 6/28/2019	9,801,138
3,000,000		Mineola, NY Union Free School District TANs, 3.000%, 6/20/2019	3,001,387
6,000,000		Morrisville-Eaton, NY CSD, (Series B) BANs, 3.000%, 6/28/2019	6,003,938
5,350,000		Mount Pleasant, NY CSD BANs, 2.750%, 6/28/2019	5,353,313
13,500,000		Nassau County, NY IDA (Clinton Plaza Senior Housing), (Series 2004) Weekly VRDNs, (FNMA LOC), 1.500%, 6/6/2019	13,500,000
2,232,680		New Paltz, NY, (Series 2018B) BANs, 3.000%, 9/18/2019	2,238,884
4,005,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 1.510%, 6/6/2019	4,005,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 1.500%, 6/5/2019	24,880,000
1,000,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.270%, 6/3/2019	1,000,000
15,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.800%, Mandatory Tender 6/5/2019	15,000,000
5,000,000		Newfield, NY CSD BANs, 3.000%, 6/27/2019	5,002,627
2,991,600		Oriskany, NY CSD BANs, 2.750%, 7/12/2019	2,994,070
3,000,000		Plattsburgh (Town of), NY BANs, 2.750%, 8/23/2019	3,005,014
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$3,400,000		Port Authority of New York and New Jersey, (Series A), CP, 1.570%, Mandatory Tender 8/15/2019	$3,400,000
12,040,000		Port Authority of New York and New Jersey, (Series A), CP, 1.650%, Mandatory Tender 7/11/2019	12,040,000
16,950,000		Port Authority of New York and New Jersey, (Series A), CP, 1.650%, Mandatory Tender 8/8/2019	16,950,000
1,246,628		Rome, NY, (2018 Series B) BANs, 2.750%, 8/30/2019	1,248,430
5,000,000		Seaford, NY Union Free School District TANs, 2.750%, 6/26/2019	5,002,706
5,000,000		Sewanhaka, NY Central High School District TANs, 2.750%, 6/21/2019	5,002,300
2,600,000		Whitesboro, NY CSD BANs, 2.750%, 6/28/2019	2,601,508
		TOTAL	229,618,276
		North Carolina—1.1%
25,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.630%, 6/5/2019	25,100,000
5,530,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 7/25/2019	5,530,000
6,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	6,800,000
		TOTAL	37,430,000
		Ohio—1.6%
4,250,000		Athens, OH City School District BANs, 3.000%, 6/26/2019	4,252,160
2,342,000		Bay Village, OH BANs, 3.000%, 6/7/2019	2,342,377
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	30,470,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	8,600,000
2,000,000		Plain City Village, OH BANs, 3.000%, 11/12/2019	2,010,173
2,630,000		Tiffin, OH BANs, 3.000%, 6/21/2019	2,631,412
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	7,000,000
		TOTAL	57,306,122
		Oregon—0.9%
12,185,000		Oregon State Housing and Community Services Department, (2004 Series B) Weekly VRDNs, (Bank of America N.A. LIQ), 1.500%, 6/6/2019	12,185,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.510%, 6/6/2019	10,000,000
Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oregon—continued
$10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.510%, 6/6/2019	$10,000,000
		TOTAL	32,185,000
		Pennsylvania—4.6%
107,005,000		Allegheny County, PA HDA (UPMC Health System), PUTTERs (Series 5011) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.280%, 6/3/2019	107,005,000
10,535,000		Allegheny County, PA IDA (Carnegie Museums of Pittsburgh), (Series of 2002) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.470%, 6/6/2019	10,535,000
5,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	5,000,000
8,000,000		Deforest, WI ASD BANs, 3.000%, 12/18/2019	8,017,280
6,420,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	6,420,000
12,500,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 1.500%, 6/6/2019	12,500,000
11,500,000		Pennsylvania Infrastructure Investment Authority, (Series 2019A) UNCPXs, 1.900%, Mandatory Tender 7/31/2019	11,500,000
500,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2018-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 6/6/2019	500,000
		TOTAL	161,477,280
		Rhode Island—0.1%
3,095,000		Rhode Island State Health and Educational Building Corp. (CVS-Highlander Charter School, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.450%, 6/5/2019	3,095,000
		South Carolina—0.9%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.620%, 6/5/2019	10,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.620%, 6/5/2019	10,100,000
4,840,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/15/2019	4,840,000
6,000,000		Lexington County, SC School District No. 001 (South Carolina School District Credit Enhancement Program), Solar Eclipse (Series 2017-0058) TOBs, (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/1/2019	6,000,000
730,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.610%, 6/6/2019	730,000
		TOTAL	32,170,000
Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		South Dakota—0.1%
$3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 1.500%, 6/6/2019	$3,000,000
		Tennessee—0.9%
25,320,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 1.620%, 6/5/2019	25,320,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.530%, 6/7/2019	5,000,000
		TOTAL	30,320,000
		Texas—11.2%
22,600,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.450%, 6/5/2019	22,600,000
15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.450%, 6/5/2019	15,800,000
30,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.450%, 6/5/2019	30,000,000
2,950,000		Dalhart, TX Economic Development Corp. (Northside Farms LLC), (Series 2005) Weekly VRDNs, (AgriBank FCB LOC), 1.510%, 6/6/2019	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.530%, 6/6/2019	2,100,000
5,495,000		Frisco, TX ISD, Solar Eclipse Certificates (Series 2019-0002) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/22/2019	5,495,000
16,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 3a-7) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	16,000,000
14,070,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	14,070,000
6,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (State Street Bank and Trust Co. LIQ), 1.700%, Mandatory Tender 6/20/2019	6,000,000
12,795,000		Houston, TX Housing Finance Corp. (Regency Park Apartments), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.440%, 6/5/2019	12,795,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.620%, 6/5/2019	4,000,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 1.550%, 6/5/2019	12,500,000
13,200,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 1.550%, 6/5/2019	13,200,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs, 1.550%, 6/5/2019	42,000,000
Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$33,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs, 1.550%, 6/5/2019	$33,600,000
43,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Emerald Renewable Diesel LLC), (Series 2018) TOBs, (GTD by United States Treasury), 1.900%, Mandatory Tender 10/3/2019	43,000,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.550%, 6/6/2019	15,000,000
56,290,000		Texas State, (Series 2018) TRANs, 4.000%, 8/29/2019	56,578,828
12,695,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.430%, 6/5/2019	12,695,000
27,025,000		Texas State, Veterans Bonds, Series 2019 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	27,025,000
10,600,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2005A) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.480%, 6/5/2019	10,600,000
		TOTAL	398,008,828
		Utah—2.5%
89,675,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.590%, 6/6/2019	89,675,000
730,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs, (Wells Fargo Trust Bank LOC), 1.610%, 6/6/2019	730,000
		TOTAL	90,405,000
		Virginia—0.6%
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.570%, 6/6/2019	3,100,000
19,465,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank N.A., New York LIQ), 1.620%, Optional Tender 6/6/2019	19,465,000
		TOTAL	22,565,000
		Washington—1.6%
2,035,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.660%, 6/6/2019	2,035,000
8,780,000		Port of Seattle, WA Revenue, Tender Option Bond Trust Certificates (Series 2018-XF2630) Weekly VRDNs, (Credit Suisse AG LIQ), 1.520%, 6/6/2019	8,780,000
2,100,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.530%, 6/6/2019	2,100,000
8,300,000		Washington State Housing Finance Commission (Inglenook Court LLC), (Series 1995) Weekly VRDNs, (FHLMC LOC), 1.440%, 6/5/2019	8,300,000
Annual Shareholder Report
18

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Washington—continued
$10,790,000		Washington State Housing Finance Commission (Merrill Gardens at Renton Centre, LLC), Series 2004A) Weekly VRDNs, (FNMA LOC), 1.440%, 6/6/2019	$10,790,000
25,000,000		Washington State Housing Finance Commission (Merrill Gardens at University Village, LLC), (Series 2007A) Weekly VRDNs, (FNMA LOC), 1.430%, 6/6/2019	25,000,000
		TOTAL	57,005,000
		Wisconsin—0.2%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.560%, 6/6/2019	1,000,000
1,075,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.620%, 6/6/2019	1,075,000
3,500,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 1.640%, 6/6/2019	3,500,000
		TOTAL	5,575,000
		Wyoming—0.7%
9,800,000		Lincoln County, WY (Exxon Capital Ventures, Inc.), (Series 2014) Daily VRDNs, (GTD by Exxon Mobil Corp.), 2.350%, 6/3/2019	9,800,000
16,600,000		Sweetwater County, WY Environmental Improvement (Pacificorp), (Series 1995) Daily VRDNs, 2.310%, 6/3/2019	16,600,000
		TOTAL	26,400,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)[2]	3,555,890,715
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(8,263,137)
		TOTAL NET ASSETS—100%	$3,547,627,578
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.0% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Annual Shareholder Report
19

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of May 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRNs	—Floating Rate Notes
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 5/31/2019[1]	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013[2]	0.011	0.001	0.001	0.000[3]	0.000[3]
Net realized gain	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.011	0.002	0.001	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.013)	(0.011)	(0.001)	(0.001)	(0.000)[3]	(0.000)[3]
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.013)	(0.011)	(0.002)	(0.001)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.27%	1.12%	0.72%	0.17%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.21%[5]	0.21%	0.21%	0.17%[6]	0.14%	0.16%
Net investment income	1.52%[5]	1.10%	0.64%	0.11%	0.01%	0.01%
Expense waiver/reimbursement[7]	0.09%[5]	0.10%	0.11%	0.14%	0.16%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,713,390	$1,163,568	$667,169	$1,003,993	$1,037,940	$1,242,908
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Assets and Liabilities
May 31, 20191
Assets:
Investment in securities, at amortized cost and fair value		$3,555,890,715
Cash		10,617,568
Income receivable		13,152,386
Receivable for shares sold		1,410,426
TOTAL ASSETS		3,581,071,095
Liabilities:
Payable for investments purchased	$30,046,518
Payable for shares redeemed	2,257,797
Income distribution payable	344,458
Payable for investment adviser fee (Note 5)	10,303
Payable for administrative fee (Note 5)	7,721
Payable for Directors'/Trustees' fees (Note 5)	4,512
Payable for distribution services fee (Note 5)	146,607
Payable for other service fees (Notes 2 and 5)	364,215
Accrued expenses (Note 5)	261,386
TOTAL LIABILITIES		33,443,517
Net assets for 3,547,561,500 shares outstanding		$3,547,627,578
Net Assets Consist of:
Paid-in capital		$3,547,541,189
Total distributable earnings (loss)		86,389
TOTAL NET ASSETS		$3,547,627,578
Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$636,808,065 ÷ 636,796,206 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$44,872,613 ÷ 44,871,777 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,713,390,156 ÷ 1,713,358,247 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$410,580,014 ÷ 410,572,353 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$50,506,490 ÷ 50,505,549 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$281,674,184 ÷ 281,668,936 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$409,796,056 ÷ 409,788,432 shares outstanding, no par value, unlimited shares authorized	$1.00
1	The Fund has changed its fiscal year end from July 31 to May 31.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Operations
	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Investment Income:
Interest	$45,580,998	$29,430,739
Expenses:
Investment adviser fee (Note 5)	$5,250,581	$4,484,710
Administrative fee (Note 5)	2,100,108	1,795,654
Custodian fees	93,747	76,719
Transfer agent fee (Note 2)	727,766	508,451
Directors'/Trustees' fees (Note 5)	24,057	15,207
Auditing fees	23,960	23,150
Legal fees	29,610	19,592
Portfolio accounting fees	217,196	269,582
Distribution services fee (Note 5)	1,717,481	2,242,681
Other service fees (Notes 2 and 5)	3,167,954	2,602,929
Share registration costs	214,532	263,792
Printing and postage	49,873	57,089
Miscellaneous (Note 5)	18,357	24,831
TOTAL EXPENSES	13,635,222	12,384,387
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(2,420,595)	$(2,267,279)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(364,504)	(451,431)
TOTAL WAIVERS AND REIMBURSEMENT	(2,785,099)	(2,718,710)
Net expenses	10,850,123	9,665,677
Net investment income	34,730,875	19,765,062
Net realized gain on investments	85,732	6,987
Change in net assets resulting from operations	$34,816,607	$19,772,049
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Changes in Net Assets
	Period Ended 5/31/2019[1]	Year Ended 7/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,730,875	$19,765,062	$7,180,749
Net realized gain	85,732	6,987	1,438,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,816,607	19,772,049	8,618,995
Distributions to Shareholders (Note 2):
Automated Shares[2]	(4,593,347)	(402,056)	(0)[3]
Investment Shares	(294,121)	(251,549)	(111,221)
Wealth Shares	(16,521,331)	(11,017,774)	(4,318,442)
Service Shares	(4,911,521)	(3,649,842)	(1,944,836)
Cash II Shares	(342,651)	(282,274)	(96,587)
Cash Series Shares	(1,764,972)	(1,086,405)	(162,274)
Capital Shares	(6,313,056)	(3,853,316)	(1,521,842)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,740,999)	(20,543,216)	(8,155,202)
Share Transactions:
Proceeds from sale of shares	7,118,487,402	6,915,209,584	4,280,412,226
Net asset value of shares issued to shareholders in payment of distributions declared	30,137,251	16,431,149	5,517,266
Cost of shares redeemed	(6,316,638,348)	(5,783,946,758)	(4,846,178,630)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	831,986,305	1,147,693,975	(560,249,138)
Change in net assets	832,061,913	1,146,922,808	(559,785,345)
Net Assets:
Beginning of period	2,715,565,665	1,568,642,857	2,128,428,202
End of period	$3,547,627,578	$2,715,565,665	$1,568,642,857
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
3	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Notes to Financial Statements
May 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Automated Shares, Investment Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
Effective May 31, 2019, the Fund has changed its fiscal year end from July 31 to May 31.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report
26

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $2,785,099 is disclosed in various locations in this Note 2 and Note 5. For the period ended May 31, 2019 and year ended July 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred		Transfer Agent Fees Reimbursed
	Period Ended 5/31/2019	Year Ended 7/31/2018	Period Ended 5/31/2019	Year Ended 7/31/2018
Automated Shares	$368,148	$41,065	$—	$—
Investment Shares	31,482	51,421	—	—
Wealth Shares	16,752	24,244	—	—
Service Shares	6,130	10,442	—	(37)
Cash II Shares	38,450	62,568	—	—
Cash Series Shares	259,440	309,506	(81,040)	(82,326)
Capital Shares	7,364	9,205	(7)	(5)
TOTAL	$727,766	$508,451	$(81,047)	$(82,368)
Annual Shareholder Report
27

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, were from the following sources:
Net Investment Income	Year Ended July 31,
	2018	2017
Automated Shares	$379,528	$0[1]
Investment Shares	232,819	67,766
Wealth Shares	10,707,835	4,007,891
Service Shares	3,482,255	1,676,312
Cash II Shares	253,539	36,942
Cash Series Shares	942,934	17,163
Capital Shares	3,766,152	1,373,181

Net Realized Gain	Year Ended July 31,
	2018	2017
Automated Shares	$22,528	$0[1]
Investment Shares	18,730	43,455
Wealth Shares	309,939	310,551
Service Shares	167,587	268,524
Cash II Shares	28,735	59,645
Cash Series Shares	143,471	145,111
Capital Shares	87,164	148,661
1	Represents less than $1.
Undistributed net investment income at July 31, 2018 and 2017, was $3,826 and $3,826, respectively.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Annual Shareholder Report
28

Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the period ended May 31, 2019 and the year ended July 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred		Other Service Fees Reimbursed		Other Service Fees Waived by Unaffiliated Third Parties
	Period Ended 5/31/2019	Year Ended 7/31/2018	Period Ended 5/31/2019	Year Ended 7/31/2018	Period Ended 5/31/2019	Year Ended 7/31/2018
Automated Shares	$954,453	$116,682	$—	$—	$—	$—
Investment Shares	77,546	125,456	—	—	—	—
Service Shares	972,016	1,038,666	—	—	—	—
Cash II Shares	103,055	178,369	—	—	—	—
Cash Series Shares	623,061	777,878	—	(3,994)	—	(7,690)
Capital Shares	437,823	365,878	—	—	—	—
TOTAL	$3,167,954	$2,602,929	$—	$(3,994)	$—	$(7,690)
For the period ended May 31, 2019 and the year ended July 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Annual Shareholder Report
29

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 5/31/2019[1]		Year Ended 7/31/2018[2]		Year Ended 7/31/2017
Automated Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	913,704	$913,704	138,280	$138,280	—	$—
Shares issued to shareholders in payment of distributions declared	4,593	4,593	402	402	—	—
Shares redeemed	(330,453)	(330,453)	(89,729)	(89,729)	—	—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	587,844	$587,844	48,953	$48,953	—	$—

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Investment Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	68,097	$68,097	73,982	$73,982	96,539	$96,539
Shares issued to shareholders in payment of distributions declared	294	294	252	252	111	111
Shares redeemed	(63,738)	(63,738)	(102,671)	(102,671)	(84,304)	(84,304)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	4,653	$4,653	(28,437)	$(28,437)	12,346	$12,346
Annual Shareholder Report
30

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Wealth Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	3,373,483	$3,373,483	2,919,053	$2,919,053	2,278,067	$2,278,067
Shares issued to shareholders in payment of distributions declared	12,656	12,656	7,466	7,466	2,097	2,097
Shares redeemed	(2,836,353)	(2,836,353)	(2,429,793)	(2,429,793)	(2,617,171)	(2,617,171)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	549,786	$549,786	496,726	$496,726	(337,007)	$(337,007)

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Service Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	1,671,690	$1,671,690	1,474,353	$1,474,353	889,904	$889,904
Shares issued to shareholders in payment of distributions declared	4,251	4,251	3,148	3,148	1,694	1,694
Shares redeemed	(1,714,469)	(1,714,469)	(1,397,930)	(1,397,930)	(1,106,881)	(1,106,881)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(38,528)	$(38,528)	79,571	$79,571	(215,283)	$(215,283)

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Cash II Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	38,549	$38,549	75,427	$75,427	82,521	$82,521
Shares issued to shareholders in payment of distributions declared	341	341	273	273	96	96
Shares redeemed	(38,189)	(38,189)	(114,738)	(114,738)	(112,739)	(112,739)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	701	$701	(39,038)	$(39,038)	(30,122)	$(30,122)
Annual Shareholder Report
31

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Cash Series Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	575,555	$575,555	1,006,105	$1,006,105	391,070	$391,070
Shares issued to shareholders in payment of distributions declared	1,745	1,745	1,072	1,072	162	162
Shares redeemed	(623,774)	(623,774)	(797,950)	(797,950)	(483,253)	(483,253)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(46,474)	$(46,474)	209,227	$209,227	(92,021)	$(92,021)

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Capital Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	477,409	$477,409	1,228,010	$1,228,010	542,312	$542,312
Shares issued to shareholders in payment of distributions declared	6,257	6,257	3,818	3,818	1,357	1,357
Shares redeemed	(709,662)	(709,662)	(851,136)	(851,136)	(441,831)	(441,831)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(225,996)	$(225,996)	380,692	$380,692	101,838	$101,838
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	831,986	$831,986	1,147,694	$1,147,694	(560,249)	$(560,249)
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended May 31, 2019 and the years ended July 31, 2018 and 2017, was as follows:
	Period Ended 5/31/2019	Year Ended July 31,
		2018	2017
Tax-exempt income	$34,733,987	$19,765,062	$7,179,255
Ordinary income[1]	$275	$536,971	$660,114
Long-term capital gains	$6,737	$241,183	$315,833
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report
32

As of the period ended May 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$714
Undistributed ordinary income[2]	$76,100
Undistributed long-term capital gains	$9,575
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period ended May 31, 2019, the Adviser voluntarily waived $2,420,595 of its fee and voluntarily reimbursed $81,047 of transfer agent fees. For the year ended July 31, 2018, the Adviser voluntarily waived $2,267,279 of its fee and voluntarily reimbursed $82,368 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2019 and year ended July 31, 2018, the annualized fee paid to FAS was 0.080% and 0.080%, respectively, of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report
33

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2019 and the year ended July 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred		Distribution Services Fees Waived
	Period Ended 5/31/2019	Year Ended 7/31/2018	Period Ended 5/31/2019	Year Ended 7/31/2018
Trust Shares	$—	$114	$—	$(46)
Investment Shares	77,590	125,562	(9,311)	(15,067)
Cash II Shares	144,545	250,098	—	—
Cash Series Shares	1,495,346	1,866,907	(274,146)	(342,266)
TOTAL	$1,717,481	$2,242,681	$(283,457)	$(357,379)
Prior to their re-designation at the close of business on September 28, 2017, the Automated Shares were Trust Shares subject to the Plan at 0.25%. The re-designated Automated Shares are not subject to the Plan.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended May 31, 2019 and the year ended July 31, 2018, FSC retained $373,512 and $452,614, respectively, of fees paid by the Fund.
Other Service Fees
For the period ended May 31, 2019 and the year ended July 31, 2018, FSSC received $1,959 and $1,663, respectively, of the other service fees disclosed in Note 2 and for the year ended July 31, 2018, FSSC reimbursed $3,994 of the other service fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the
Annual Shareholder Report
34

Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the period ended May 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $923,755,000 and $1,417,775,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the period ended May 31, 2019, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the period ended May 31, 2019, the amount of long-term capital gains designated by the Fund was $6,737.
For the period ended May 31, 2019, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
35

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and the Wealth Class Shareholders of Federated Municipal Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of May 31, 2019, the related statements of operations for the period from August 1, 2018 to May 31, 2019, and the year-ended July 31, 2018, the statements of changes in net assets for the period from August 1, 2018 to May 31, 2019, and for each of the years in the two-year period ended July 31, 2018, and the related notes (collectively, the “financial statements”) and the financial highlights for the period from August 1, 2018 to May 31, 2019, and for each of the years in the five-year period ended July 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the period from August 1, 2018 to May 31, 2019, and the year-ended July 31, 2018, the changes in its net assets for the period from August 1, 2018 to May 31, 2019 and for each of the years in the two-year period ended July 31, 2018, and the financial highlights for the period from August 1, 2018 to May 31, 2019, and for each of the years in the five-year period ended July 31, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
36

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2019, by correspondence with custodians and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
July 23, 2019
Annual Shareholder Report
37

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,007.80	$1.05
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.90	$1.06
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Annual Shareholder Report
38

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report
39

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report
40

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Annual Shareholder Report
41

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report
42

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
43

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report
44

Evaluation and Approval of Advisory Contract–May 2019
Federated Municipal Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Annual Shareholder Report
45

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Annual Shareholder Report
46

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
47

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Annual Shareholder Report
48

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Annual Shareholder Report
49

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Annual Shareholder Report
50

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
51

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report
52

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
33515 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
May 31, 2019
Share Class | Ticker	Wealth | TBIXX	Adviser | TBVXX	Service | TBSXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	68.3%
Municipal Notes	21.4%
Commercial Paper	12.8%
Other Assets and Liabilities—Net[2]	(2.5)%
TOTAL	100.0%
At May 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.3%
8-30 Days	9.1%
31-90 Days	18.8%
91-180 Days	3.4%
181 Days or more	4.9%
Other Assets and Liabilities—Net[2]	(2.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
May 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —102.5%
		Alabama—5.9%
$24,220,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 2.240%, 6/3/2019	$24,220,000
11,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 2.240%, 6/3/2019	11,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.420%, 6/5/2019	40,000,000
39,850,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 2.240%, 6/3/2019	39,850,000
4,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 2.240%, 6/3/2019	4,100,000
11,680,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 2.240%, 6/3/2019	11,680,000
35,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.420%, 6/5/2019	35,000,000
21,975,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 1.430%, 6/6/2019	21,975,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.520%, 6/6/2019	24,810,000
		TOTAL	212,635,000
		Arizona—0.8%
15,315,000		Arizona State IDA (Phoenix Children's Hospital), (Series 2019A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.250%, 6/3/2019	15,315,000
11,210,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	11,210,000
3,750,000		Pima County, AZ IDA (Wasatch Pool Holdings IV, LLC), (Series 2001: Eastside Place Apartments) Weekly VRDNs, (FNMA LOC), 1.420%, 6/6/2019	3,750,000
		TOTAL	30,275,000
		California—2.4%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.540%, 6/6/2019	46,000,000
10,500,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 1.780%, Mandatory Tender 8/8/2019	10,500,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.600%, Mandatory Tender 6/11/2019	12,000,000
15,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.820%, Mandatory Tender 8/1/2019	15,500,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		California—continued
$2,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 1.730%, Mandatory Tender 7/11/2019	$2,000,000
		TOTAL	86,000,000
		Colorado—1.3%
5,185,000		Adams County, CO Five Star School District, RBC Muni Products (Series 2018 G-24) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	5,185,000
9,910,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/18/2019	9,910,000
6,345,000		Colorado State Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group), (Series 2018-XF0667) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	6,345,000
6,685,000		Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/6/2019	6,685,000
8,110,000		University of Colorado (The Regents of), RBC Muni Products (Series E-123) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	8,110,000
10,935,000		University of Colorado (The Regents of), Solar Eclipse (Series 2017-0065) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/20/2019	10,935,000
		TOTAL	47,170,000
		Connecticut—0.9%
2,105,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.450%, 6/6/2019	2,105,000
345,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.450%, 6/6/2019	345,000
29,995,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	29,995,000
		TOTAL	32,445,000
		District of Columbia—0.5%
10,450,000		District of Columbia HFA, BAML 3a7 (Series 2019-BAML8002) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.500%, 6/6/2019	10,450,000
4,980,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	4,980,000
3,990,000		District of Columbia, Solar Eclipse (Series 2017-0035) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	3,990,000
		TOTAL	19,420,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Florida—8.7%
$6,465,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	$6,465,000
31,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 1.620%, Mandatory Tender 7/1/2019	31,905,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/3/2019	5,000,000
10,805,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/1/2019	10,805,000
11,000,000		Florida State, Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	11,000,000
15,350,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.530%, 6/5/2019	15,350,000
2,950,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/5/2019	2,950,000
35,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.830%, Mandatory Tender 6/11/2019	35,960,000
15,090,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1995) Daily VRDNs, 2.250%, 6/3/2019	15,090,000
5,250,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 2.400%, 6/3/2019	5,250,000
10,000,000		Miami-Dade County, FL Seaport, (Series 2014A) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.430%, 6/6/2019	10,000,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.570%, 6/6/2019	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	6,410,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs, (SunTrust Bank LOC), 1.460%, 6/5/2019	1,750,000
4,200,000		Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs, (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.550%, 6/6/2019	4,200,000
5,325,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.460%, 6/5/2019	5,325,000
20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	20,000,000
17,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.480%, 6/6/2019	17,480,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Florida—continued
$16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.720%, 6/6/2019	$16,500,000
18,585,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 2.250%, 6/3/2019	18,585,000
13,500,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.420%, 6/6/2019	13,500,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.900%, Mandatory Tender 7/12/2019	18,000,000
24,000,000		Tallahassee, FL (Tallahassee Memorial HealthCare, Inc.), Tender Option Bond Trust (Series 2018-BAML7001) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	24,000,000
		TOTAL	313,520,000
		Georgia—3.3%
24,395,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.620%, Optional Tender 6/27/2019	24,395,000
750,000		Georgia State HFA, Tender Option Bond Trust Certificates (Series 2018-ZF2614) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.440%, 6/6/2019	750,000
5,415,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 1.460%, 6/6/2019	5,415,000
53,665,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1) TOBs, (Royal Bank of Canada LOC), 1.520%, Optional Tender 6/3/2019	53,665,000
10,000,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.520%, Optional Tender 6/3/2019	10,000,000
7,485,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/15/2019	7,485,000
4,470,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of Montreal LOC), 1.490%, 6/5/2019	4,470,000
3,550,000		Municipal Electric Authority of Georgia, (Series 1985A), CP, (Barclays Bank PLC LOC), 1.450%, Mandatory Tender 7/18/2019	3,550,000
2,600,000		Municipal Electric Authority of Georgia, (Series 2008B) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.500%, 6/5/2019	2,600,000
3,000,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 1.430%, 6/6/2019	3,000,000
2,985,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005B-2) Weekly VRDNs, 1.310%, 6/6/2019	2,985,000
		TOTAL	118,315,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Hawaii—0.5%
$8,845,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.870%, 6/6/2019	$8,845,000
8,590,000		Hawaii State, Solar Eclipse (3a-7) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/18/2019	8,590,000
		TOTAL	17,435,000
		Illinois—1.2%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.520%, 6/6/2019	600,000
1,850,000		Chicago, IL O'Hare International Airport, (Series 2005C) Weekly VRDNs, (Bank of America N.A. LOC), 1.420%, 6/5/2019	1,850,000
7,590,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2019-XF0736) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.450%, 6/6/2019	7,590,000
8,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 1.500%, 6/6/2019	8,000,000
24,353,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.500%, 6/6/2019	24,353,000
		TOTAL	42,393,000
		Indiana—0.3%
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	6,500,000
		TOTAL	10,535,000
		Iowa—0.9%
31,400,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 1.460%, 6/6/2019	31,400,000
		Kansas—0.1%
5,000,000		Wyandotte County, KS USD 500, RBC Muni Products (Series 2018 G-23) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	5,000,000
		Kentucky—0.4%
14,245,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.530%, 6/7/2019	14,245,000
		Louisiana—2.6%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 1.450%, 6/5/2019	50,000,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Louisiana—continued
$10,400,000		Baton Rouge, LA Industrial Development Board (Exxon Mobil Corp.), (Series 2010A) Daily VRDNs, (GTD by Exxon Mobil Corp.), 2.310%, 6/3/2019	$10,400,000
4,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 1.380%, 6/5/2019	4,000,000
1,080,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 1.380%, 6/5/2019	1,080,000
13,125,000		Louisiana Public Facilities Authority (Touro Infirmary), (Series 2019-BAML7003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	13,125,000
4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	4,335,000
11,260,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.500%, 6/6/2019	11,260,000
		TOTAL	94,200,000
		Maryland—1.3%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.620%, Optional Tender 7/1/2019	5,000,000
1,070,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.370%, 6/4/2019	1,070,000
4,960,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/25/2019	4,960,000
28,750,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 1.430%, Mandatory Tender 9/3/2019	28,750,000
6,640,000		University System of Maryland, Solar Eclipse (Series 2017-0023) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	6,640,000
		TOTAL	46,420,000
		Massachusetts—1.5%
1,990,000		Billerica, MA, Solar Eclipse (2017-0027) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/8/2019	1,990,000
9,000,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.450%, 6/6/2019	9,000,000
3,000,000		Gardner, MA BANs, 2.750%, 6/28/2019	3,001,740
11,200,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 6/6/2019	11,200,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Massachusetts—continued
$4,025,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.460%, 6/6/2019	$4,025,000
3,860,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/22/2019	3,860,000
500,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs, (Citibank N.A., New York LIQ), 1.440%, 6/6/2019	500,000
1,100,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.450%, 6/6/2019	1,100,000
2,000,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), RBC Muni Products (Series 2019 E-130) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	2,000,000
5,215,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs, (Bank of America N.A. LIQ), 1.440%, 6/6/2019	5,215,000
2,950,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 1.430%, 6/6/2019	2,950,000
3,900,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.450%, 6/6/2019	3,900,000
7,240,000		Southwick, MA BANs, 2.500%, 12/18/2019	7,270,872
		TOTAL	56,012,612
		Michigan—4.3%
60,295,000		Eastern Michigan University (Board of Regents of), Golden Blue (3a-7) 2018-009 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC)/(Build America Mutual Assurance INS), 1.460%, 6/6/2019	60,295,000
5,000,000		Eastern Michigan University (Board of Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.470%, 6/6/2019	5,000,000
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2650) Weekly VRDNs, (Citibank N.A., New York LIQ)/(Michigan School Bond Qualification and Loan Program COL), 1.540%, 6/6/2019	4,000,000
675,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 1.420%, 6/6/2019	675,000
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.510%, 6/5/2019	3,100,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Michigan—continued
$18,000,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 1.810%, Mandatory Tender 9/3/2019	$18,000,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.460%, 6/6/2019	400,000
3,105,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.530%, 6/7/2019	3,105,000
1,260,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.520%, 6/6/2019	1,260,000
23,800,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.520%, 6/6/2019	23,800,000
33,660,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.520%, 6/6/2019	33,660,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2651) Weekly VRDNs, (Citibank N.A., New York LIQ)/(GTD by Michigan School Bond Qualification and Loan Program), 1.540%, 6/6/2019	4,000,000
		TOTAL	157,295,000
		Minnesota—0.4%
1,890,000		Minneapolis, MN (Symphony Place) Weekly VRDNs, (FHLMC LOC), 1.450%, 6/6/2019	1,890,000
9,880,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	9,880,000
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 1.500%, 6/6/2019	2,642,000
		TOTAL	14,412,000
		Mississippi—0.2%
8,150,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 1.620%, 6/6/2019	8,150,000
		Missouri—1.4%
4,965,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	4,965,000
4,000,000		Missouri State HEFA (BJC Health System, MO), Tender Option Bond Trust Receipts (Series 2018-XF0678) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.450%, 6/6/2019	4,000,000
40,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.480%, 6/6/2019	40,000,000
		TOTAL	48,965,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Multi-State—13.2%
$103,000,000		FHLMC, Tender Option Bond Trust Receipts (2019-BAML3002) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.490%, 6/6/2019	$103,000,000
106,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.500%, 6/6/2019	106,000,000
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 1.490%, 6/6/2019	121,400,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.470%, 6/6/2019	47,100,000
98,900,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.500%, 6/6/2019	98,900,000
		TOTAL	476,400,000
		Nevada—0.7%
5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/20/2019	5,000,000
11,700,000		Las Vegas, NV Convention & Visitors Authority, Tender Option Bond Trust Receipts (Series 2018-XG0199) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.500%, 6/6/2019	11,700,000
7,990,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/6/2019	7,990,000
		TOTAL	24,690,000
		New Jersey—3.8%
13,097,500		Belmar, NJ BANs, 3.250%, 2/7/2020	13,201,618
4,879,800		Caldwell Borough, NJ BANs, 2.500%, 4/3/2020	4,907,915
9,948,933		Carlstadt, NJ BANs, 2.625%, 7/26/2019	9,959,591
9,161,839		Chatham Township, NJ BANs, 2.500%, 4/9/2020	9,223,423
4,144,470		Cherry Hill, NJ BANs, 2.250%, 6/3/2020	4,169,254
9,700,000		Cranford Township, NJ BANs, 2.250%, 5/15/2020	9,749,943
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 6/6/2019	6,000,000
3,500,000		Fanwood, NJ BANs, 2.500%, 4/15/2020	3,520,954
3,096,000		Franklin Lakes, NJ BANs, 3.000%, 10/24/2019	3,105,866
5,823,500		Hasbrouck Heights, NJ BANs, 2.750%, 3/20/2020	5,862,360
15,000,000		Lyndhurst Township, NJ BANs, 2.500%, 5/8/2020	15,089,389
8,395,000		Lyndhurst Township, NJ BANs, 3.000%, 2/7/2020	8,445,884
11,265,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Stage Trust (Series 2011-28C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 6/15/2019	11,265,000
3,886,000		Palmyra Borough, NJ, (2018 Series A) BANs, 3.250%, 12/17/2019	3,905,035
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		New Jersey—continued
$6,470,250		Red Bank, NJ BANs, 3.250%, 12/11/2019	$6,502,018
2,500,000		Ridgefield Park, NJ BANs, 2.500%, 4/9/2020	2,514,680
5,604,000		Tenafly, NJ BANs, 2.500%, 5/29/2020	5,650,465
4,689,000		Vernon Township, NJ BANs, 3.000%, 9/13/2019	4,701,960
3,757,151		Waldwick, NJ BANs, 2.750%, 7/26/2019	3,761,869
4,887,750		Wanaque Borough, NJ BANs, 2.750%, 3/27/2020	4,921,134
1,715,130		Westampton, NJ BANs, 2.750%, 6/6/2019	1,715,291
		TOTAL	138,173,649
		New York—9.1%
13,000,000		Copiague, NY Union Free School District TANs, 2.750%, 6/25/2019	13,007,180
7,627,000		Corning, NY City School District, (Series B) BANs, 2.750%, 8/15/2019	7,640,070
4,000,000		East Williston, NY Union Free School District TANs, 2.750%, 6/25/2019	4,002,209
3,317,500		Guilderland, NY CSD BANs, 2.750%, 7/12/2019	3,320,422
4,697,462		Kingston, NY, (Series B) BANs, 3.000%, 8/27/2019	4,706,298
3,460,957		Lakeland, NY CSD of Shrub Oak BANs, 2.750%, 8/23/2019	3,467,521
6,200,000		Lyndonville, NY CSD BANs, 2.000%, 6/11/2020	6,223,622
21,190,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Eagles (Series 2017-0004) Weekly VRDNs, (Build America Mutual Assurance LOC)/(Citibank N.A., New York LIQ), 1.500%, 6/6/2019	21,190,000
8,985,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.540%, 6/6/2019	8,985,000
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.540%, 6/6/2019	10,000,000
30,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.200%, 6/3/2019	30,000,000
10,090,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.250%, 6/3/2019	10,090,000
66,870,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.430%, 6/3/2019	66,870,000
5,385,000		New York City, NY Transitional Finance Authority, Fiscal 2003 (Series A-4) Daily VRDNs, (TD Bank, N.A. LIQ), 2.200%, 6/3/2019	5,385,000
2,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.420%, 6/6/2019	2,000,000
9,100,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 2.320%, 6/3/2019	9,100,000
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		New York—continued
$29,530,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.330%, 6/3/2019	$29,530,000
6,700,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.270%, 6/3/2019	6,700,000
9,000,000		New York State HFA, (Series F) TOBs, 1.700%, Mandatory Tender 11/1/2019	9,000,000
18,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.800%, Mandatory Tender 6/5/2019	18,000,000
2,202,791		Ossining (Town of), NY BANs, 2.625%, 8/16/2019	2,205,869
5,200,000		Oyster Bay-East Norwich, NY CSD TANs, 3.000%, 6/26/2019	5,203,857
2,470,000		Pine Bush, NY CSD BANs, 2.750%, 8/29/2019	2,474,427
10,000,000		Sewanhaka, NY Central High School District TANs, 2.750%, 6/21/2019	10,004,600
7,425,857		Sleepy Hollow, NY, (Series A) BANs, 3.250%, 11/21/2019	7,460,244
16,803,400		Troy, NY Enlarged CSD BANs, 2.000%, 6/11/2020	16,869,437
7,500,000		Victor, NY CSD, (Series B) BANs, 3.000%, 6/28/2019	7,505,419
3,630,000		Webster, NY BANs, 2.750%, 7/9/2019	3,633,149
5,162,200		Webutuck, NY CSD, (2018 Series A) BANs, 2.750%, 8/23/2019	5,171,990
		TOTAL	329,746,314
		North Carolina—0.6%
4,805,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/22/2019	4,805,000
5,570,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	5,570,000
11,015,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 7/25/2019	11,015,000
		TOTAL	21,390,000
		Ohio—3.0%
4,250,000		Avon, OH Water System BANs, 3.000%, 1/30/2020	4,276,314
10,000,000		Cleveland, OH Water (Cleveland, OH Department of Public Utilities), RBC Municipal Products Floater Certificates (Series E-119) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	10,000,000
4,000,000		Euclid, OH City School District, (RBC Muni Products G-39) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	4,000,000
420,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.400%, 6/6/2019	420,000
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Ohio—continued
$23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	$23,640,000
20,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-6), CP, 1.800%, Mandatory Tender 6/12/2019	20,000,000
16,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 1.800%, Mandatory Tender 6/12/2019	16,000,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	15,410,000
5,000,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.620%, Optional Tender 6/3/2019	5,000,000
1,895,000		Parma Heights, OH BANs, (GTD by Ohio State), 3.000%, 7/17/2019	1,897,457
4,000,000		Perrysburg, OH BANs, 2.000%, 5/21/2020	4,011,400
1,000,000		Seven Hills City, OH BANs, 3.000%, 4/9/2020	1,009,741
3,470,000		Wooster, OH (West View Manor), Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.550%, 6/6/2019	3,470,000
		TOTAL	109,134,912
		Oklahoma—0.5%
13,500,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.770%, 6/6/2019	13,500,000
3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	3,410,000
		TOTAL	16,910,000
		Oregon—0.3%
12,065,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/27/2019	12,065,000
		Pennsylvania—3.1%
3,000,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.490%, 6/6/2019	3,000,000
2,100,000		Allegheny County, PA HDA (UPMC Health System), PUTTERs (Series 5011) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.280%, 6/3/2019	2,100,000
4,500,000		Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.450%, 6/6/2019	4,500,000
2,040,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.430%, 6/6/2019	2,040,000
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Pennsylvania—continued
$4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs, (GTD by Citibank N.A., New York)/(Citibank N.A., New York LIQ), 1.480%, 6/6/2019	$4,490,000
10,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	10,000,000
4,250,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs, (TD Bank, N.A. LOC), 1.400%, 6/6/2019	4,250,000
1,370,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.430%, 6/6/2019	1,370,000
5,000,000		Commonwealth of Pennsylvania, (Second Series of 2016), 5.000%, 9/15/2019	5,048,470
7,080,000		Franklin County, PA IDA (Chambersburg Hospital), Stage Trust (Series 2010-01C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 7/25/2019	7,080,000
4,795,000		Geisinger Authority, PA Health System (Geisinger Health System), Stage Trust (Series 2011-69C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 7/25/2019	4,795,000
2,000,000		Haverford Twp., PA School District, (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 1.420%, 6/6/2019	2,000,000
2,640,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.430%, 6/6/2019	2,640,000
8,000,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	8,000,000
2,600,000		Pennsylvania State University, (Series B of 2009) TOBs, 1.580%, Mandatory Tender 6/1/2020	2,600,000
1,325,000		Philadelphia, PA Gas Works, (8th Series D) Weekly VRDNs, (Royal Bank of Canada LOC), 1.420%, 6/6/2019	1,325,000
100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.230%, 6/3/2019	100,000
400,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-B) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.230%, 6/3/2019	400,000
30,475,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.450%, 6/6/2019	30,475,000
2,550,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 1.420%, 6/6/2019	2,550,000
2,000,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019D) Weekly VRDNs, (Bank of America N.A. LIQ), 1.430%, 6/6/2019	2,000,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Pennsylvania—continued
$10,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.540%, 6/6/2019	$10,500,000
		TOTAL	111,263,470
		South Carolina—0.7%
4,005,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.460%, 6/5/2019	4,005,000
15,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), (Series 2019-BAML5004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	15,000,000
5,000,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.620%, Optional Tender 10/1/2019	5,000,000
		TOTAL	24,005,000
		Tennessee—1.0%
8,700,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Tender Option Bond Trust Receipts (Series 2018-XG0194) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 6/6/2019	8,700,000
4,175,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs, (Bank of America N.A. LOC), 1.430%, 6/5/2019	4,175,000
25,000,000		Sullivan County, TN Health Educational & Housing Facilities Board (Wellmont Health System), (Series 2019-BAML5001) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	25,000,000
		TOTAL	37,875,000
		Texas—19.4%
8,545,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/15/2019	8,545,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 1.510%, 6/6/2019	700,000
3,745,000		Denton, TX ISD, (Series 2018-XF0648) Weekly VRDNs, (GTD by Texas PSFG Program)/(Toronto Dominion Bank LIQ), 1.450%, 6/6/2019	3,745,000
44,525,000		Gulf Coast, TX IDA (Exxon Mobil Corp.), (Series 2012) Daily VRDNs, 2.200%, 6/3/2019	44,525,000
17,125,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 3a-7) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	17,125,000
17,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	17,000,000
Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Texas—continued
$10,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), PUTTERs (Series 5018) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.280%, 6/3/2019	$10,000,000
40,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 1.550%, Mandatory Tender 11/25/2019	40,000,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 1.720%, Mandatory Tender 6/4/2019	20,000,000
44,670,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 2.250%, 6/3/2019	44,670,000
2,200,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 2.250%, 6/3/2019	2,200,000
36,545,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 2.250%, 6/3/2019	36,545,000
14,645,000		Harris County, TX Toll Road Authority, (Series E-1), CP, (Landesbank Hessen-Thuringen LOC), 1.510%, Mandatory Tender 8/8/2019	14,645,000
3,275,000		Harris County, TX Toll Road Authority, (Series E-1), CP, (Landesbank Hessen-Thuringen LOC), 1.810%, Mandatory Tender 8/8/2019	3,275,000
23,330,000		Harris County, TX Toll Road Authority, (Series E-2), CP, (Barclays Bank PLC LOC), 1.700%, Mandatory Tender 7/11/2019	23,330,000
2,000,000		Harris County, TX Toll Road Authority, (Series E-2), CP, (Barclays Bank PLC LOC), 1.810%, Mandatory Tender 8/8/2019	2,000,000
4,610,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/11/2019	4,610,000
17,400,000		Houston, TX Combined Utility System, (Series 2004B-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.420%, 6/6/2019	17,400,000
8,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (State Street Bank and Trust Co. LIQ), 1.700%, Mandatory Tender 6/20/2019	8,000,000
3,500,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	3,500,000
400,000		Pasadena, TX ISD, (Series 2005-B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.430%, 6/6/2019	400,000
7,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Weekly VRDNs, 1.470%, 6/5/2019	7,500,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, (GTD by Total S.A.), 1.450%, 6/5/2019	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (GTD by Total S.A.), 1.450%, 6/5/2019	21,000,000
Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Texas—continued
$17,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 1.420%, Mandatory Tender 6/21/2019	$17,000,000
40,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 1.620%, Mandatory Tender 6/21/2019	40,000,000
55,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), CP, (State Street Bank and Trust Co. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.810%, Mandatory Tender 6/6/2019	55,000,000
17,000,000		San Antonio, TX Electric & Gas System, (2012 Series C), CP, 1.730%, Mandatory Tender 6/21/2019	17,000,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	4,000,000
19,340,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Christus Health System), (Series 2008C-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.400%, 6/5/2019	19,340,000
88,315,000		Texas State, (Series 2018) TRANs, 4.000%, 8/29/2019	88,772,246
86,435,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.430%, 6/5/2019	86,435,000
		TOTAL	703,262,246
		Utah—3.0%
110,320,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.590%, 6/6/2019	110,320,000
		Virginia—1.6%
1,890,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018A) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.360%, 6/5/2019	1,890,000
1,865,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.450%, 6/6/2019	1,865,000
1,475,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.380%, 6/6/2019	1,475,000
1,200,000		Norfolk, VA, (Series 2007) Weekly VRDNs, (Bank of America N.A. LIQ), 1.400%, 6/5/2019	1,200,000
42,690,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank N.A., New York LIQ), 1.620%, Optional Tender 6/6/2019	42,690,000
3,300,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	3,300,000
5,000,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008A) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.390%, 6/6/2019	5,000,000
Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Virginia—continued
$1,300,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	$1,300,000
		TOTAL	58,720,000
		Washington—0.1%
4,000,000		Seattle, WA, Solar Eclipse 2017-0039 TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/11/2019	4,000,000
		West Virginia—0.0%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	1,475,000
		Wisconsin—3.5%
5,500,000		Milton, WI School District BANs, 5.000%, 8/19/2019	5,531,515
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036 TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	5,000,000
2,495,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.520%, 6/6/2019	2,495,000
14,705,000		Wisconsin State, (Series 13-A), CP, 1.750%, Mandatory Tender 6/4/2019	14,705,000
25,000,000		Wisconsin State, (Series 16-A), CP, 1.750%, Mandatory Tender 6/4/2019	25,000,000
1,735,000		Wisconsin State, (Series 2005), CP, 1.770%, Mandatory Tender 6/6/2019	1,735,000
25,500,000		Wisconsin State, (Series A) Weekly VRDNs, 1.550%, 6/5/2019	25,500,000
45,900,000		Wisconsin State, Clippers (Series 2009-36) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 6/6/2019	45,900,000
		TOTAL	125,866,515
		TOTAL INVESTMENT IN SECURITIES—102.5% (AT AMORTIZED COST)[2]	3,711,539,718
		OTHER ASSETS AND LIABILITIES – NET—(2.5)%[3]	(89,667,954)
		TOTAL NET ASSETS—100%	$3,621,871,764
At May 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
18

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of May 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 5/31/2019[1]	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.010	0.006	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.002	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.010	0.008	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.012)	(0.010)	(0.006)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.012)	(0.010)	(0.008)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.22%	1.03%	0.77%	0.11%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.21%	0.21%	0.13%[5]	0.08%[5]	0.10%[5]
Net investment income	1.46%[4]	1.03%	0.57%	0.08%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.09%[4]	0.09%	0.09%	0.17%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,403,098	$3,054,475	$2,270,120	$4,088,135	$5,295,667	$5,272,724
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13%, 0.08% and 0.10% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout the Period)
Period Ended 5/31/2019[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.006
Net realized gain (loss)	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.006
Less Distributions:
Distributions from net investment income	(0.006)
Distributions from net realized gain	—
TOTAL DISTRIBUTIONS	(0.006)
Net Asset Value, End of Period	$1.00
Total Return[3]	0.55%
Ratios to Average Net Assets:
Net expenses	0.22%[4]
Net investment income	1.61%[4]
Expense waiver/reimbursement[5]	0.09%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,368
1	Reflects operations for the period from January 18, 2019 (date of initial investment) to May 31, 2019. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 5/31/2019[1]	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.008	0.003	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.002	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.008	0.005	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.010)	(0.008)	(0.003)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.010)	(0.008)	(0.005)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.01%	0.78%	0.52%	0.03%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.46%[4]	0.46%	0.46%	0.20%[5]	0.08%[5]	0.10%[5]
Net investment income	1.20%[4]	0.75%	0.31%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.09%[4]	0.09%	0.09%	0.34%	0.46%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$213,406	$297,390	$228,340	$584,889	$1,179,326	$1,241,451
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.20%, 0.08% and 0.10% for the years ended July 31 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Assets and Liabilities
May 31, 20191
Assets:
Investment in securities, at amortized cost and fair value		$3,711,539,718
Cash		22,385,941
Income receivable		13,875,258
Receivable for shares sold		6,328,105
TOTAL ASSETS		3,754,129,022
Liabilities:
Payable for investments purchased	$124,913,497
Payable for shares redeemed	5,960,356
Income distribution payable	1,161,783
Payable for investment adviser fee (Note 5)	10,583
Payable for administrative fee (Note 5)	7,881
Accrued expenses (Note 5)	203,158
TOTAL LIABILITIES		132,257,258
Net assets for 3,621,751,978 shares outstanding		$3,621,871,764
Net Assets Consist of:
Paid-in capital		$3,621,732,495
Total distributable earnings (loss)		139,269
TOTAL NET ASSETS		$3,621,871,764
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$3,403,097,619 ÷ 3,402,985,065 shares outstanding, no par value, unlimited shares authorized		$1.00
Advisor Shares:
$5,367,857 ÷ 5,367,681 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$213,406,288÷ 213,399,232 shares outstanding, no par value, unlimited shares authorized		$1.00
1	The Fund has changed its fiscal year end from July 31 to May 31.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Operations
	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Investment Income:
Interest	$51,120,296	$36,594,610
Expenses:
Investment adviser fee (Note 5)	$6,115,211	$5,873,679
Administrative fee (Note 5)	2,445,530	2,351,320
Custodian fees	100,557	100,549
Transfer agent fee	25,593	24,113
Directors'/Trustees' fees (Note 5)	23,871	21,522
Auditing fees	23,960	24,625
Legal fees	51,789	54,426
Portfolio accounting fees	186,857	216,474
Other service fees (Notes 2 and 5)	527,543	528,337
Share registration costs	135,169	110,744
Printing and postage	30,094	26,432
Miscellaneous (Note 5)	53,457	51,454
TOTAL EXPENSES	9,719,631	9,383,675
Waiver of investment adviser fee (Note 5)	$(2,621,295)	$(2,544,068)
Net expenses	7,098,336	6,839,607
Net investment income	44,021,960	29,755,003
Net realized gain on investments	155,331	36,537
Change in net assets resulting from operations	$44,177,291	$29,791,540
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Changes in Net Assets
	Period Ended 5/31/2019[1]	Year Ended July 31,
		2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$44,021,960	$29,755,003	$12,726,632
Net realized gain	155,331	36,537	3,853,047
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	44,177,291	29,791,540	16,579,679
Distributions to Shareholders (Note 2):
Wealth Shares	(41,517,786)	(28,555,763)	(15,143,014)
Advisor Shares	(20,188)	—	—
Service Shares	(2,537,358)	(1,620,617)	(1,501,502)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(44,075,332)	(30,176,380)	(16,644,516)
Share Transactions:
Proceeds from sale of shares	5,649,625,140	6,647,032,248	6,157,263,471
Net asset value of shares issued to shareholders in payment of distributions declared	32,178,087	20,886,548	6,863,622
Cost of shares redeemed	(5,411,898,191)	(5,814,129,823)	(8,338,625,903)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	269,905,036	853,788,973	(2,174,498,810)
Change in net assets	270,006,995	853,404,133	(2,174,563,647)
Net Assets:
Beginning of period	3,351,864,769	2,498,460,636	4,673,024,283
End of period	$3,621,871,764	$3,351,864,769	$2,498,460,636
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Notes to Financial Statements
May 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective January 18, 2019, the Fund's Advisor Shares commenced operations.
Effective May 31, 2019, the Fund changed its fiscal year end from July 31 to May 31.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report
26

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $2,621,295 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, were from the following sources:
Net investment income	Year Ended July 31,
	2018	2017
Wealth Shares	$28,158,996	$11,861,618
Service Shares	1,590,490	865,777

Net realized gain	Year Ended July 31,
	2018	2017
Wealth Shares	$396,767	$3,281,396
Service Shares	30,127	635,725
Undistributed (distributions in excess of) net investment income at July 31, 2018 and 2017, were $4,847 and $(670), respectively.
Annual Shareholder Report
27

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the period ended May 31, 2019 and year ended July 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred
	Period Ended 5/31/2019	Year Ended 7/31/2018
Service Shares	$527,543	$528,337
For the period ended May 31, 2019, the Fund's Wealth Shares and Advisor Shares did not incur other service fees. For the year ended July 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Annual Shareholder Report
28

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Wealth Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	5,296,533	$5,296,533	6,128,610	$6,128,610	5,437,905	$5,437,905
Shares issued to shareholders in payment of distributions declared	30,481	30,481	20,105	20,105	6,149	6,149
Shares redeemed	(4,978,488)	(4,978,488)	(5,364,011)	(5,364,011)	(7,262,025)	(7,262,025)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	348,526	$348,526	784,704	$784,704	(1,817,971)	$(1,817,971)

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Advisor Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	19,133	$19,133	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	20	20	—	—	—	—
Shares redeemed	(13,785)	(13,785)	—	—	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	5,368	$5,368	—	$—	—	$—
Annual Shareholder Report
29

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Service Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	333,959	$333,959	518,422	$518,422	719,358	$719,358
Shares issued to shareholders in payment of distributions declared	1,677	1,677	782	782	715	715
Shares redeemed	(419,625)	(419,625)	(450,119)	(450,119)	(1,076,601)	(1,076,601)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(83,989)	$(83,989)	69,085	$69,085	(356,528)	$(356,528)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	269,905	$269,905	853,789	$853,789	(2,174,499)	$(2,174,499)
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended May 31, 2019 and the years ended July 31, 2018 and 2017, was as follows:
	Period Ended 5/31/2019	Year Ended July 31,
		2018	2017
Tax-exempt income	$44,022,947	$29,708,020	$12,726,830
Ordinary income[1]	$33,224	$337,443	$1,588,216
Long-term capital gains	$19,161	$130,917	$2,329,470
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$1,271
Undistributed ordinary income[2]	$109,412
Undistributed long-term capital gains	$28,586
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2019, the Adviser voluntarily waived $2,621,295 of its fee. For the year ended July 31, 2018, the Adviser voluntarily waived $2,544,068 of its fee.
Annual Shareholder Report
30

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2019 and year ended July 31, 2018, the annualized fee paid to FAS was 0.080% and 0.080%, respectively, of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the period ended May 31, 2019 and the year ended July 31, 2018, FSSC received $4,630 and $4,700, respectively, of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report
31

Interfund Transactions
During the period ended May 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,283,000,000 and $1,494,340,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the period ended May 31, 2019, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the period ended May 31, 2019, the amount of long-term capital gains designated by the Fund was $19,161.
For the period ended May 31, 2019, 99.9% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
32

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED TAX-FREE OBLIGATIONS FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of May 31, 2019, the related statements of operations for the period from August 1, 2018 to May 31, 2019 and the year-ended July 31, 2018, the statements of changes in net assets for the period from August 1, 2018 to May 31, 2019 and for each of the years in the two year period ended July 31, 2018, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the period from August 1, 2018 to May 31, 2019 and each of the years in the five year period ended July 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the period from August 1, 2018 to May 31, 2019 and the year ended July 31, 2018, the changes in its net assets for the period from August 1, 2018 to May 31, 2019 and each of the years in the two year period ended July 31, 2018, and the financial highlights for each of the years or periods in the period from August 1, 2018 to May 31, 2019 and each of the years in the five year period ended July 31, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
33

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2019, by correspondence with custodians and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
July 23, 2019
Annual Shareholder Report
34

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
35

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,007.40	$1.05
Advisor Shares	$1,000	$1,005.50	$0.81[2]
Service Shares	$1,000	$1,006.20	$2.30
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.90	$1.06
Advisor Shares	$1,000	$1,023.80	$1.11[2]
Service Shares	$1,000	$1,022.60	$2.32

1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.21%
Advisor Shares	0.22%
Service Shares	0.46%
2	“Actual” expense information is for the period from January 18, 2019 (date of initial investment) to May 31, 2019. Actual expenses are equal to the Fund's annualized net expense ratio of 0.22%, multiplied by 134/365 (to reflect the period from initial investment to May 31, 2019). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).“
Annual Shareholder Report
36

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report
37

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report
38

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Annual Shareholder Report
39

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report
40

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
41

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report
42

Evaluation and Approval of Advisory Contract–May 2019
Federated Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Annual Shareholder Report
43

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Annual Shareholder Report
44

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
45

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Annual Shareholder Report
46

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Annual Shareholder Report
47

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Annual Shareholder Report
48

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
49

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report
50

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 608919411
CUSIP 60934N880
Q450528 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
May 31, 2019
Share Class | Ticker	Wealth | TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	68.3%
Municipal Notes	21.4%
Commercial Paper	12.8%
Other Assets and Liabilities—Net[2]	(2.5)%
TOTAL	100.0%
At May 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.3%
8-30 Days	9.1%
31-90 Days	18.8%
91-180 Days	3.4%
181 Days or more	4.9%
Other Assets and Liabilities—Net[2]	(2.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
May 31, 2019
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —102.5%
		Alabama—5.9%
$24,220,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 2.240%, 6/3/2019	$24,220,000
11,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 2.240%, 6/3/2019	11,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.420%, 6/5/2019	40,000,000
39,850,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 2.240%, 6/3/2019	39,850,000
4,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 2.240%, 6/3/2019	4,100,000
11,680,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 2.240%, 6/3/2019	11,680,000
35,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.420%, 6/5/2019	35,000,000
21,975,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 1.430%, 6/6/2019	21,975,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.520%, 6/6/2019	24,810,000
		TOTAL	212,635,000
		Arizona—0.8%
15,315,000		Arizona State IDA (Phoenix Children's Hospital), (Series 2019A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.250%, 6/3/2019	15,315,000
11,210,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	11,210,000
3,750,000		Pima County, AZ IDA (Wasatch Pool Holdings IV, LLC), (Series 2001: Eastside Place Apartments) Weekly VRDNs, (FNMA LOC), 1.420%, 6/6/2019	3,750,000
		TOTAL	30,275,000
		California—2.4%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.540%, 6/6/2019	46,000,000
10,500,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 1.780%, Mandatory Tender 8/8/2019	10,500,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.600%, Mandatory Tender 6/11/2019	12,000,000
15,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.820%, Mandatory Tender 8/1/2019	15,500,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		California—continued
$2,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 1.730%, Mandatory Tender 7/11/2019	$2,000,000
		TOTAL	86,000,000
		Colorado—1.3%
5,185,000		Adams County, CO Five Star School District, RBC Muni Products (Series 2018 G-24) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	5,185,000
9,910,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/18/2019	9,910,000
6,345,000		Colorado State Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group), (Series 2018-XF0667) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	6,345,000
6,685,000		Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/6/2019	6,685,000
8,110,000		University of Colorado (The Regents of), RBC Muni Products (Series E-123) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	8,110,000
10,935,000		University of Colorado (The Regents of), Solar Eclipse (Series 2017-0065) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/20/2019	10,935,000
		TOTAL	47,170,000
		Connecticut—0.9%
2,105,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.450%, 6/6/2019	2,105,000
345,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.450%, 6/6/2019	345,000
29,995,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	29,995,000
		TOTAL	32,445,000
		District of Columbia—0.5%
10,450,000		District of Columbia HFA, BAML 3a7 (Series 2019-BAML8002) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.500%, 6/6/2019	10,450,000
4,980,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	4,980,000
3,990,000		District of Columbia, Solar Eclipse (Series 2017-0035) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	3,990,000
		TOTAL	19,420,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Florida—8.7%
$6,465,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	$6,465,000
31,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 1.620%, Mandatory Tender 7/1/2019	31,905,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/3/2019	5,000,000
10,805,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/1/2019	10,805,000
11,000,000		Florida State, Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	11,000,000
15,350,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.530%, 6/5/2019	15,350,000
2,950,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/5/2019	2,950,000
35,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.830%, Mandatory Tender 6/11/2019	35,960,000
15,090,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1995) Daily VRDNs, 2.250%, 6/3/2019	15,090,000
5,250,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 2.400%, 6/3/2019	5,250,000
10,000,000		Miami-Dade County, FL Seaport, (Series 2014A) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.430%, 6/6/2019	10,000,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.570%, 6/6/2019	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	6,410,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs, (SunTrust Bank LOC), 1.460%, 6/5/2019	1,750,000
4,200,000		Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs, (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.550%, 6/6/2019	4,200,000
5,325,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.460%, 6/5/2019	5,325,000
20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	20,000,000
17,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.480%, 6/6/2019	17,480,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Florida—continued
$16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.720%, 6/6/2019	$16,500,000
18,585,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 2.250%, 6/3/2019	18,585,000
13,500,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.420%, 6/6/2019	13,500,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.900%, Mandatory Tender 7/12/2019	18,000,000
24,000,000		Tallahassee, FL (Tallahassee Memorial HealthCare, Inc.), Tender Option Bond Trust (Series 2018-BAML7001) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	24,000,000
		TOTAL	313,520,000
		Georgia—3.3%
24,395,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.620%, Optional Tender 6/27/2019	24,395,000
750,000		Georgia State HFA, Tender Option Bond Trust Certificates (Series 2018-ZF2614) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.440%, 6/6/2019	750,000
5,415,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 1.460%, 6/6/2019	5,415,000
53,665,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1) TOBs, (Royal Bank of Canada LOC), 1.520%, Optional Tender 6/3/2019	53,665,000
10,000,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.520%, Optional Tender 6/3/2019	10,000,000
7,485,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/15/2019	7,485,000
4,470,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of Montreal LOC), 1.490%, 6/5/2019	4,470,000
3,550,000		Municipal Electric Authority of Georgia, (Series 1985A), CP, (Barclays Bank PLC LOC), 1.450%, Mandatory Tender 7/18/2019	3,550,000
2,600,000		Municipal Electric Authority of Georgia, (Series 2008B) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.500%, 6/5/2019	2,600,000
3,000,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 1.430%, 6/6/2019	3,000,000
2,985,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005B-2) Weekly VRDNs, 1.310%, 6/6/2019	2,985,000
		TOTAL	118,315,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Hawaii—0.5%
$8,845,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.870%, 6/6/2019	$8,845,000
8,590,000		Hawaii State, Solar Eclipse (3a-7) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/18/2019	8,590,000
		TOTAL	17,435,000
		Illinois—1.2%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.520%, 6/6/2019	600,000
1,850,000		Chicago, IL O'Hare International Airport, (Series 2005C) Weekly VRDNs, (Bank of America N.A. LOC), 1.420%, 6/5/2019	1,850,000
7,590,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2019-XF0736) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.450%, 6/6/2019	7,590,000
8,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 1.500%, 6/6/2019	8,000,000
24,353,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.500%, 6/6/2019	24,353,000
		TOTAL	42,393,000
		Indiana—0.3%
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs, (AgriBank FCB LOC), 1.500%, 6/6/2019	6,500,000
		TOTAL	10,535,000
		Iowa—0.9%
31,400,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 1.460%, 6/6/2019	31,400,000
		Kansas—0.1%
5,000,000		Wyandotte County, KS USD 500, RBC Muni Products (Series 2018 G-23) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	5,000,000
		Kentucky—0.4%
14,245,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.530%, 6/7/2019	14,245,000
		Louisiana—2.6%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 1.450%, 6/5/2019	50,000,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Louisiana—continued
$10,400,000		Baton Rouge, LA Industrial Development Board (Exxon Mobil Corp.), (Series 2010A) Daily VRDNs, (GTD by Exxon Mobil Corp.), 2.310%, 6/3/2019	$10,400,000
4,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 1.380%, 6/5/2019	4,000,000
1,080,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 1.380%, 6/5/2019	1,080,000
13,125,000		Louisiana Public Facilities Authority (Touro Infirmary), (Series 2019-BAML7003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	13,125,000
4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	4,335,000
11,260,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.500%, 6/6/2019	11,260,000
		TOTAL	94,200,000
		Maryland—1.3%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.620%, Optional Tender 7/1/2019	5,000,000
1,070,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.370%, 6/4/2019	1,070,000
4,960,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/25/2019	4,960,000
28,750,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 1.430%, Mandatory Tender 9/3/2019	28,750,000
6,640,000		University System of Maryland, Solar Eclipse (Series 2017-0023) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	6,640,000
		TOTAL	46,420,000
		Massachusetts—1.5%
1,990,000		Billerica, MA, Solar Eclipse (2017-0027) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/8/2019	1,990,000
9,000,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.450%, 6/6/2019	9,000,000
3,000,000		Gardner, MA BANs, 2.750%, 6/28/2019	3,001,740
11,200,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 6/6/2019	11,200,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Massachusetts—continued
$4,025,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.460%, 6/6/2019	$4,025,000
3,860,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/22/2019	3,860,000
500,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs, (Citibank N.A., New York LIQ), 1.440%, 6/6/2019	500,000
1,100,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.450%, 6/6/2019	1,100,000
2,000,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), RBC Muni Products (Series 2019 E-130) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	2,000,000
5,215,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs, (Bank of America N.A. LIQ), 1.440%, 6/6/2019	5,215,000
2,950,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 1.430%, 6/6/2019	2,950,000
3,900,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.450%, 6/6/2019	3,900,000
7,240,000		Southwick, MA BANs, 2.500%, 12/18/2019	7,270,872
		TOTAL	56,012,612
		Michigan—4.3%
60,295,000		Eastern Michigan University (Board of Regents of), Golden Blue (3a-7) 2018-009 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC)/(Build America Mutual Assurance INS), 1.460%, 6/6/2019	60,295,000
5,000,000		Eastern Michigan University (Board of Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.470%, 6/6/2019	5,000,000
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2650) Weekly VRDNs, (Citibank N.A., New York LIQ)/(Michigan School Bond Qualification and Loan Program COL), 1.540%, 6/6/2019	4,000,000
675,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 1.420%, 6/6/2019	675,000
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.510%, 6/5/2019	3,100,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Michigan—continued
$18,000,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 1.810%, Mandatory Tender 9/3/2019	$18,000,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.460%, 6/6/2019	400,000
3,105,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.530%, 6/7/2019	3,105,000
1,260,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.520%, 6/6/2019	1,260,000
23,800,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.520%, 6/6/2019	23,800,000
33,660,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.520%, 6/6/2019	33,660,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2651) Weekly VRDNs, (Citibank N.A., New York LIQ)/(GTD by Michigan School Bond Qualification and Loan Program), 1.540%, 6/6/2019	4,000,000
		TOTAL	157,295,000
		Minnesota—0.4%
1,890,000		Minneapolis, MN (Symphony Place) Weekly VRDNs, (FHLMC LOC), 1.450%, 6/6/2019	1,890,000
9,880,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	9,880,000
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 1.500%, 6/6/2019	2,642,000
		TOTAL	14,412,000
		Mississippi—0.2%
8,150,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 1.620%, 6/6/2019	8,150,000
		Missouri—1.4%
4,965,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	4,965,000
4,000,000		Missouri State HEFA (BJC Health System, MO), Tender Option Bond Trust Receipts (Series 2018-XF0678) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.450%, 6/6/2019	4,000,000
40,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.480%, 6/6/2019	40,000,000
		TOTAL	48,965,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Multi-State—13.2%
$103,000,000		FHLMC, Tender Option Bond Trust Receipts (2019-BAML3002) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.490%, 6/6/2019	$103,000,000
106,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 1.500%, 6/6/2019	106,000,000
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 1.490%, 6/6/2019	121,400,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.470%, 6/6/2019	47,100,000
98,900,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.500%, 6/6/2019	98,900,000
		TOTAL	476,400,000
		Nevada—0.7%
5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/20/2019	5,000,000
11,700,000		Las Vegas, NV Convention & Visitors Authority, Tender Option Bond Trust Receipts (Series 2018-XG0199) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.500%, 6/6/2019	11,700,000
7,990,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/6/2019	7,990,000
		TOTAL	24,690,000
		New Jersey—3.8%
13,097,500		Belmar, NJ BANs, 3.250%, 2/7/2020	13,201,618
4,879,800		Caldwell Borough, NJ BANs, 2.500%, 4/3/2020	4,907,915
9,948,933		Carlstadt, NJ BANs, 2.625%, 7/26/2019	9,959,591
9,161,839		Chatham Township, NJ BANs, 2.500%, 4/9/2020	9,223,423
4,144,470		Cherry Hill, NJ BANs, 2.250%, 6/3/2020	4,169,254
9,700,000		Cranford Township, NJ BANs, 2.250%, 5/15/2020	9,749,943
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 6/6/2019	6,000,000
3,500,000		Fanwood, NJ BANs, 2.500%, 4/15/2020	3,520,954
3,096,000		Franklin Lakes, NJ BANs, 3.000%, 10/24/2019	3,105,866
5,823,500		Hasbrouck Heights, NJ BANs, 2.750%, 3/20/2020	5,862,360
15,000,000		Lyndhurst Township, NJ BANs, 2.500%, 5/8/2020	15,089,389
8,395,000		Lyndhurst Township, NJ BANs, 3.000%, 2/7/2020	8,445,884
11,265,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Stage Trust (Series 2011-28C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 6/15/2019	11,265,000
3,886,000		Palmyra Borough, NJ, (2018 Series A) BANs, 3.250%, 12/17/2019	3,905,035
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		New Jersey—continued
$6,470,250		Red Bank, NJ BANs, 3.250%, 12/11/2019	$6,502,018
2,500,000		Ridgefield Park, NJ BANs, 2.500%, 4/9/2020	2,514,680
5,604,000		Tenafly, NJ BANs, 2.500%, 5/29/2020	5,650,465
4,689,000		Vernon Township, NJ BANs, 3.000%, 9/13/2019	4,701,960
3,757,151		Waldwick, NJ BANs, 2.750%, 7/26/2019	3,761,869
4,887,750		Wanaque Borough, NJ BANs, 2.750%, 3/27/2020	4,921,134
1,715,130		Westampton, NJ BANs, 2.750%, 6/6/2019	1,715,291
		TOTAL	138,173,649
		New York—9.1%
13,000,000		Copiague, NY Union Free School District TANs, 2.750%, 6/25/2019	13,007,180
7,627,000		Corning, NY City School District, (Series B) BANs, 2.750%, 8/15/2019	7,640,070
4,000,000		East Williston, NY Union Free School District TANs, 2.750%, 6/25/2019	4,002,209
3,317,500		Guilderland, NY CSD BANs, 2.750%, 7/12/2019	3,320,422
4,697,462		Kingston, NY, (Series B) BANs, 3.000%, 8/27/2019	4,706,298
3,460,957		Lakeland, NY CSD of Shrub Oak BANs, 2.750%, 8/23/2019	3,467,521
6,200,000		Lyndonville, NY CSD BANs, 2.000%, 6/11/2020	6,223,622
21,190,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Eagles (Series 2017-0004) Weekly VRDNs, (Build America Mutual Assurance LOC)/(Citibank N.A., New York LIQ), 1.500%, 6/6/2019	21,190,000
8,985,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.540%, 6/6/2019	8,985,000
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.540%, 6/6/2019	10,000,000
30,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.200%, 6/3/2019	30,000,000
10,090,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.250%, 6/3/2019	10,090,000
66,870,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.430%, 6/3/2019	66,870,000
5,385,000		New York City, NY Transitional Finance Authority, Fiscal 2003 (Series A-4) Daily VRDNs, (TD Bank, N.A. LIQ), 2.200%, 6/3/2019	5,385,000
2,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.420%, 6/6/2019	2,000,000
9,100,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 2.320%, 6/3/2019	9,100,000
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		New York—continued
$29,530,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.330%, 6/3/2019	$29,530,000
6,700,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.270%, 6/3/2019	6,700,000
9,000,000		New York State HFA, (Series F) TOBs, 1.700%, Mandatory Tender 11/1/2019	9,000,000
18,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.800%, Mandatory Tender 6/5/2019	18,000,000
2,202,791		Ossining (Town of), NY BANs, 2.625%, 8/16/2019	2,205,869
5,200,000		Oyster Bay-East Norwich, NY CSD TANs, 3.000%, 6/26/2019	5,203,857
2,470,000		Pine Bush, NY CSD BANs, 2.750%, 8/29/2019	2,474,427
10,000,000		Sewanhaka, NY Central High School District TANs, 2.750%, 6/21/2019	10,004,600
7,425,857		Sleepy Hollow, NY, (Series A) BANs, 3.250%, 11/21/2019	7,460,244
16,803,400		Troy, NY Enlarged CSD BANs, 2.000%, 6/11/2020	16,869,437
7,500,000		Victor, NY CSD, (Series B) BANs, 3.000%, 6/28/2019	7,505,419
3,630,000		Webster, NY BANs, 2.750%, 7/9/2019	3,633,149
5,162,200		Webutuck, NY CSD, (2018 Series A) BANs, 2.750%, 8/23/2019	5,171,990
		TOTAL	329,746,314
		North Carolina—0.6%
4,805,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/22/2019	4,805,000
5,570,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	5,570,000
11,015,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 7/25/2019	11,015,000
		TOTAL	21,390,000
		Ohio—3.0%
4,250,000		Avon, OH Water System BANs, 3.000%, 1/30/2020	4,276,314
10,000,000		Cleveland, OH Water (Cleveland, OH Department of Public Utilities), RBC Municipal Products Floater Certificates (Series E-119) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	10,000,000
4,000,000		Euclid, OH City School District, (RBC Muni Products G-39) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	4,000,000
420,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.400%, 6/6/2019	420,000
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Ohio—continued
$23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	$23,640,000
20,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-6), CP, 1.800%, Mandatory Tender 6/12/2019	20,000,000
16,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 1.800%, Mandatory Tender 6/12/2019	16,000,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	15,410,000
5,000,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.620%, Optional Tender 6/3/2019	5,000,000
1,895,000		Parma Heights, OH BANs, (GTD by Ohio State), 3.000%, 7/17/2019	1,897,457
4,000,000		Perrysburg, OH BANs, 2.000%, 5/21/2020	4,011,400
1,000,000		Seven Hills City, OH BANs, 3.000%, 4/9/2020	1,009,741
3,470,000		Wooster, OH (West View Manor), Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.550%, 6/6/2019	3,470,000
		TOTAL	109,134,912
		Oklahoma—0.5%
13,500,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.770%, 6/6/2019	13,500,000
3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	3,410,000
		TOTAL	16,910,000
		Oregon—0.3%
12,065,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/27/2019	12,065,000
		Pennsylvania—3.1%
3,000,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.490%, 6/6/2019	3,000,000
2,100,000		Allegheny County, PA HDA (UPMC Health System), PUTTERs (Series 5011) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.280%, 6/3/2019	2,100,000
4,500,000		Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.450%, 6/6/2019	4,500,000
2,040,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.430%, 6/6/2019	2,040,000
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Pennsylvania—continued
$4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs, (GTD by Citibank N.A., New York)/(Citibank N.A., New York LIQ), 1.480%, 6/6/2019	$4,490,000
10,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	10,000,000
4,250,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs, (TD Bank, N.A. LOC), 1.400%, 6/6/2019	4,250,000
1,370,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.430%, 6/6/2019	1,370,000
5,000,000		Commonwealth of Pennsylvania, (Second Series of 2016), 5.000%, 9/15/2019	5,048,470
7,080,000		Franklin County, PA IDA (Chambersburg Hospital), Stage Trust (Series 2010-01C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 7/25/2019	7,080,000
4,795,000		Geisinger Authority, PA Health System (Geisinger Health System), Stage Trust (Series 2011-69C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.690%, Optional Tender 7/25/2019	4,795,000
2,000,000		Haverford Twp., PA School District, (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 1.420%, 6/6/2019	2,000,000
2,640,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.430%, 6/6/2019	2,640,000
8,000,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	8,000,000
2,600,000		Pennsylvania State University, (Series B of 2009) TOBs, 1.580%, Mandatory Tender 6/1/2020	2,600,000
1,325,000		Philadelphia, PA Gas Works, (8th Series D) Weekly VRDNs, (Royal Bank of Canada LOC), 1.420%, 6/6/2019	1,325,000
100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.230%, 6/3/2019	100,000
400,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-B) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.230%, 6/3/2019	400,000
30,475,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.450%, 6/6/2019	30,475,000
2,550,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 1.420%, 6/6/2019	2,550,000
2,000,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019D) Weekly VRDNs, (Bank of America N.A. LIQ), 1.430%, 6/6/2019	2,000,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Pennsylvania—continued
$10,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.540%, 6/6/2019	$10,500,000
		TOTAL	111,263,470
		South Carolina—0.7%
4,005,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.460%, 6/5/2019	4,005,000
15,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), (Series 2019-BAML5004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	15,000,000
5,000,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.620%, Optional Tender 10/1/2019	5,000,000
		TOTAL	24,005,000
		Tennessee—1.0%
8,700,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Tender Option Bond Trust Receipts (Series 2018-XG0194) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 6/6/2019	8,700,000
4,175,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs, (Bank of America N.A. LOC), 1.430%, 6/5/2019	4,175,000
25,000,000		Sullivan County, TN Health Educational & Housing Facilities Board (Wellmont Health System), (Series 2019-BAML5001) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	25,000,000
		TOTAL	37,875,000
		Texas—19.4%
8,545,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/15/2019	8,545,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 1.510%, 6/6/2019	700,000
3,745,000		Denton, TX ISD, (Series 2018-XF0648) Weekly VRDNs, (GTD by Texas PSFG Program)/(Toronto Dominion Bank LIQ), 1.450%, 6/6/2019	3,745,000
44,525,000		Gulf Coast, TX IDA (Exxon Mobil Corp.), (Series 2012) Daily VRDNs, 2.200%, 6/3/2019	44,525,000
17,125,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 3a-7) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	17,125,000
17,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.570%, 6/6/2019	17,000,000
Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Texas—continued
$10,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), PUTTERs (Series 5018) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.280%, 6/3/2019	$10,000,000
40,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 1.550%, Mandatory Tender 11/25/2019	40,000,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 1.720%, Mandatory Tender 6/4/2019	20,000,000
44,670,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 2.250%, 6/3/2019	44,670,000
2,200,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 2.250%, 6/3/2019	2,200,000
36,545,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 2.250%, 6/3/2019	36,545,000
14,645,000		Harris County, TX Toll Road Authority, (Series E-1), CP, (Landesbank Hessen-Thuringen LOC), 1.510%, Mandatory Tender 8/8/2019	14,645,000
3,275,000		Harris County, TX Toll Road Authority, (Series E-1), CP, (Landesbank Hessen-Thuringen LOC), 1.810%, Mandatory Tender 8/8/2019	3,275,000
23,330,000		Harris County, TX Toll Road Authority, (Series E-2), CP, (Barclays Bank PLC LOC), 1.700%, Mandatory Tender 7/11/2019	23,330,000
2,000,000		Harris County, TX Toll Road Authority, (Series E-2), CP, (Barclays Bank PLC LOC), 1.810%, Mandatory Tender 8/8/2019	2,000,000
4,610,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/11/2019	4,610,000
17,400,000		Houston, TX Combined Utility System, (Series 2004B-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.420%, 6/6/2019	17,400,000
8,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (State Street Bank and Trust Co. LIQ), 1.700%, Mandatory Tender 6/20/2019	8,000,000
3,500,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	3,500,000
400,000		Pasadena, TX ISD, (Series 2005-B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.430%, 6/6/2019	400,000
7,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Weekly VRDNs, 1.470%, 6/5/2019	7,500,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, (GTD by Total S.A.), 1.450%, 6/5/2019	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (GTD by Total S.A.), 1.450%, 6/5/2019	21,000,000
Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Texas—continued
$17,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 1.420%, Mandatory Tender 6/21/2019	$17,000,000
40,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 1.620%, Mandatory Tender 6/21/2019	40,000,000
55,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), CP, (State Street Bank and Trust Co. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.810%, Mandatory Tender 6/6/2019	55,000,000
17,000,000		San Antonio, TX Electric & Gas System, (2012 Series C), CP, 1.730%, Mandatory Tender 6/21/2019	17,000,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.450%, 6/6/2019	4,000,000
19,340,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Christus Health System), (Series 2008C-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.400%, 6/5/2019	19,340,000
88,315,000		Texas State, (Series 2018) TRANs, 4.000%, 8/29/2019	88,772,246
86,435,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.430%, 6/5/2019	86,435,000
		TOTAL	703,262,246
		Utah—3.0%
110,320,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.590%, 6/6/2019	110,320,000
		Virginia—1.6%
1,890,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018A) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.360%, 6/5/2019	1,890,000
1,865,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.450%, 6/6/2019	1,865,000
1,475,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.380%, 6/6/2019	1,475,000
1,200,000		Norfolk, VA, (Series 2007) Weekly VRDNs, (Bank of America N.A. LIQ), 1.400%, 6/5/2019	1,200,000
42,690,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank N.A., New York LIQ), 1.620%, Optional Tender 6/6/2019	42,690,000
3,300,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 8/29/2019	3,300,000
5,000,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008A) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.390%, 6/6/2019	5,000,000
Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS —continued
		Virginia—continued
$1,300,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/6/2019	$1,300,000
		TOTAL	58,720,000
		Washington—0.1%
4,000,000		Seattle, WA, Solar Eclipse 2017-0039 TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 7/11/2019	4,000,000
		West Virginia—0.0%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 6/6/2019	1,475,000
		Wisconsin—3.5%
5,500,000		Milton, WI School District BANs, 5.000%, 8/19/2019	5,531,515
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036 TOBs, (U.S. Bank, N.A. LIQ), 1.550%, Optional Tender 6/13/2019	5,000,000
2,495,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.520%, 6/6/2019	2,495,000
14,705,000		Wisconsin State, (Series 13-A), CP, 1.750%, Mandatory Tender 6/4/2019	14,705,000
25,000,000		Wisconsin State, (Series 16-A), CP, 1.750%, Mandatory Tender 6/4/2019	25,000,000
1,735,000		Wisconsin State, (Series 2005), CP, 1.770%, Mandatory Tender 6/6/2019	1,735,000
25,500,000		Wisconsin State, (Series A) Weekly VRDNs, 1.550%, 6/5/2019	25,500,000
45,900,000		Wisconsin State, Clippers (Series 2009-36) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 6/6/2019	45,900,000
		TOTAL	125,866,515
		TOTAL INVESTMENT IN SECURITIES—102.5% (AT AMORTIZED COST)[2]	3,711,539,718
		OTHER ASSETS AND LIABILITIES – NET—(2.5)%[3]	(89,667,954)
		TOTAL NET ASSETS—100%	$3,621,871,764
At May 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
18

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of May 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 5/31/2019[1]	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.010	0.006	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.002	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.010	0.008	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.012)	(0.010)	(0.006)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.012)	(0.010)	(0.008)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.22%	1.03%	0.77%	0.11%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.21%	0.21%	0.13%[5]	0.08%[5]	0.10%[5]
Net investment income	1.46%[4]	1.03%	0.57%	0.08%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.09%[4]	0.09%	0.09%	0.17%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,403,098	$3,054,475	$2,270,120	$4,088,135	$5,295,667	$5,272,724
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13%, 0.08% and 0.10% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Assets and Liabilities
May 31, 20191
Assets:
Investment in securities, at amortized cost and fair value		$3,711,539,718
Cash		22,385,941
Income receivable		13,875,258
Receivable for shares sold		6,328,105
TOTAL ASSETS		3,754,129,022
Liabilities:
Payable for investments purchased	$124,913,497
Payable for shares redeemed	5,960,356
Income distribution payable	1,161,783
Payable for investment adviser fee (Note 5)	10,583
Payable for administrative fee (Note 5)	7,881
Accrued expenses (Note 5)	203,158
TOTAL LIABILITIES		132,257,258
Net assets for 3,621,751,978 shares outstanding		$3,621,871,764
Net Assets Consist of:
Paid-in capital		$3,621,732,495
Total distributable earnings (loss)		139,269
TOTAL NET ASSETS		$3,621,871,764
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$3,403,097,619 ÷ 3,402,985,065 shares outstanding, no par value, unlimited shares authorized		$1.00
Advisor Shares:
$5,367,857 ÷ 5,367,681 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$213,406,288÷ 213,399,232 shares outstanding, no par value, unlimited shares authorized		$1.00
1	The Fund has changed its fiscal year end from July 31 to May 31.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Operations
	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Investment Income:
Interest	$51,120,296	$36,594,610
Expenses:
Investment adviser fee (Note 5)	$6,115,211	$5,873,679
Administrative fee (Note 5)	2,445,530	2,351,320
Custodian fees	100,557	100,549
Transfer agent fee	25,593	24,113
Directors'/Trustees' fees (Note 5)	23,871	21,522
Auditing fees	23,960	24,625
Legal fees	51,789	54,426
Portfolio accounting fees	186,857	216,474
Other service fees (Notes 2 and 5)	527,543	528,337
Share registration costs	135,169	110,744
Printing and postage	30,094	26,432
Miscellaneous (Note 5)	53,457	51,454
TOTAL EXPENSES	9,719,631	9,383,675
Waiver of investment adviser fee (Note 5)	$(2,621,295)	$(2,544,068)
Net expenses	7,098,336	6,839,607
Net investment income	44,021,960	29,755,003
Net realized gain on investments	155,331	36,537
Change in net assets resulting from operations	$44,177,291	$29,791,540
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Changes in Net Assets
	Period Ended 5/31/2019[1]	Year Ended July 31,
		2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$44,021,960	$29,755,003	$12,726,632
Net realized gain	155,331	36,537	3,853,047
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	44,177,291	29,791,540	16,579,679
Distributions to Shareholders (Note 2):
Wealth Shares	(41,517,786)	(28,555,763)	(15,143,014)
Advisor Shares	(20,188)	—	—
Service Shares	(2,537,358)	(1,620,617)	(1,501,502)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(44,075,332)	(30,176,380)	(16,644,516)
Share Transactions:
Proceeds from sale of shares	5,649,625,140	6,647,032,248	6,157,263,471
Net asset value of shares issued to shareholders in payment of distributions declared	32,178,087	20,886,548	6,863,622
Cost of shares redeemed	(5,411,898,191)	(5,814,129,823)	(8,338,625,903)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	269,905,036	853,788,973	(2,174,498,810)
Change in net assets	270,006,995	853,404,133	(2,174,563,647)
Net Assets:
Beginning of period	3,351,864,769	2,498,460,636	4,673,024,283
End of period	$3,621,871,764	$3,351,864,769	$2,498,460,636
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
May 31, 2019
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. The financial highlights of the Advisor Shares and Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective January 18, 2019, the Fund's Advisor Shares commenced operations.
Effective May 31, 2019, the Fund changed its fiscal year end from July 31 to May 31.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report
24

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $2,621,295 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, were from the following sources:
Net investment income	Year Ended July 31,
	2018	2017
Wealth Shares	$28,158,996	$11,861,618
Service Shares	1,590,490	865,777

Net realized gain	Year Ended July 31,
	2018	2017
Wealth Shares	$396,767	$3,281,396
Service Shares	30,127	635,725
Undistributed (distributions in excess of) net investment income at July 31, 2018 and 2017, were $4,847 and $(670), respectively.
Annual Shareholder Report
25

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the period ended May 31, 2019 and year ended July 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred
	Period Ended 5/31/2019	Year Ended 7/31/2018
Service Shares	$527,543	$528,337
For the period ended May 31, 2019, the Fund's Wealth Shares and Advisor Shares did not incur other service fees. For the year ended July 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Annual Shareholder Report
26

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Wealth Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	5,296,533	$5,296,533	6,128,610	$6,128,610	5,437,905	$5,437,905
Shares issued to shareholders in payment of distributions declared	30,481	30,481	20,105	20,105	6,149	6,149
Shares redeemed	(4,978,488)	(4,978,488)	(5,364,011)	(5,364,011)	(7,262,025)	(7,262,025)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	348,526	$348,526	784,704	$784,704	(1,817,971)	$(1,817,971)

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Advisor Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	19,133	$19,133	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	20	20	—	—	—	—
Shares redeemed	(13,785)	(13,785)	—	—	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	5,368	$5,368	—	$—	—	$—
Annual Shareholder Report
27

	Period Ended 5/31/2019[1]		Year Ended 7/31/2018		Year Ended 7/31/2017
Service Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	333,959	$333,959	518,422	$518,422	719,358	$719,358
Shares issued to shareholders in payment of distributions declared	1,677	1,677	782	782	715	715
Shares redeemed	(419,625)	(419,625)	(450,119)	(450,119)	(1,076,601)	(1,076,601)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(83,989)	$(83,989)	69,085	$69,085	(356,528)	$(356,528)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	269,905	$269,905	853,789	$853,789	(2,174,499)	$(2,174,499)
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended May 31, 2019 and the years ended July 31, 2018 and 2017, was as follows:
	Period Ended 5/31/2019	Year Ended July 31,
		2018	2017
Tax-exempt income	$44,022,947	$29,708,020	$12,726,830
Ordinary income[1]	$33,224	$337,443	$1,588,216
Long-term capital gains	$19,161	$130,917	$2,329,470
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$1,271
Undistributed ordinary income[2]	$109,412
Undistributed long-term capital gains	$28,586
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2019, the Adviser voluntarily waived $2,621,295 of its fee. For the year ended July 31, 2018, the Adviser voluntarily waived $2,544,068 of its fee.
Annual Shareholder Report
28

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2019 and year ended July 31, 2018, the annualized fee paid to FAS was 0.080% and 0.080%, respectively, of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the period ended May 31, 2019 and the year ended July 31, 2018, FSSC received $4,630 and $4,700, respectively, of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report
29

Interfund Transactions
During the period ended May 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,283,000,000 and $1,494,340,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the period ended May 31, 2019, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the period ended May 31, 2019, the amount of long-term capital gains designated by the Fund was $19,161.
For the period ended May 31, 2019, 99.9% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report
30

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and the Wealth Class Shareholders of Federated Tax-Free Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of May 31, 2019, the related statements of operations for the period from August 1, 2018 to May 31, 2019 and the year ended July 31, 2018, the statements of changes in net assets for the period from August 1, 2018 to May 31, 2019 and for each of the years in the two year period ended July 31, 2018, and the related notes (collectively, the “financial statements”) and the financial highlights for the period from August 1, 2018 to May 31, 2019 and each of the years in the five year period ended July 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the period from August 1, 2018 to May 31, 2019 and the year ended July 31, 2018, the changes in its net assets for the period from August 1, 2018 to May 31, 2019 and each of the years in the two year period ended July 31, 2018, and the financial highlights for the period from August 1, 2018 to May 31, 2019 and each of the years in the five year period ended July 31, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
31

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2019, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
July 23, 2019
Annual Shareholder Report
32

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,007.40	$1.05
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.90	$1.06
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Annual Shareholder Report
33

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised 20 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report
34

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report
35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Annual Shareholder Report
36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report
37

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
38

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report
39

Evaluation and Approval of Advisory Contract–May 2019
Federated Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Annual Shareholder Report
40

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Annual Shareholder Report
41

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
42

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Annual Shareholder Report
43

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Annual Shareholder Report
44

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Annual Shareholder Report
45

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
46

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report
47

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
39006 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal periods:

Fiscal period ended 2019 - $216,220

Fiscal year ended 2018 - $470,500

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal periods:

Fiscal period ended 2019 - $0

Fiscal year ended 2018 - $3,500

Fiscal year ended 2018- - Audit consent issued for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal periods:

Fiscal period ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal periods:

Fiscal period ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal period ended 2019 – 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal period ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal period ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal period ended 2019 - $563,443

Fiscal year ended 2018 - $1,110,386

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) also has been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involves the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders can vote on the election of members to the Hermes Fund’s committee is not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant is a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 28, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2019